                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the
                            FARMERS VARIABLE ANNUITY

              Individual Flexible Premium Variable Annuity Contract

                                 Issued Through
                       FARMERS ANNUITY SEPARATE ACCOUNT A

                                   Offered by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                            3003 - 77th Avenue, S.E.
                         Mercer Island, Washington 98040
                                 (206) 232-8400

                                 SERVICE CENTER:
                                 P.O. Box 724208
                             Atlanta, Georgia 31139
                           1-877-376-8008 (toll free)
                       8:00 a.m. to 6:00 p.m. Eastern Time

       This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Farmers Variable Annuity individual flexible premium variable annuity contract offered by Farmers New World Life Insurance Company. You may obtain a copy of the Prospectus for the Contract dated May 1, 2001 by calling 1-877-376-8008 or by writing to our SERVICE CENTER at P.O. Box 724208, Atlanta, Georgia 31139.

       This Statement incorporates terms used in the current Prospectus for each Contract.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR YOUR CONTRACT AND THE PORTFOLIOS.

       The date of this Statement of Additional Information is May 1, 2001.

                                TABLE OF CONTENTS

                                                                                                        Page
                                                                                                        ----
Additional Contract Provisions......................................................................      1
      The Contract..................................................................................      1
      Incontestability..............................................................................      1
      Incorrect Age or Sex..........................................................................      1
      Nonparticipation..............................................................................      1
      Waiver of Surrender Charge Riders.............................................................      2
      Tax Status of the Contracts...................................................................      2
Calculation of Subaccount and Adjusted Historic Portfolio Performance Data..........................      3
      Money Market Subaccount Yields................................................................      3
      Other Subaccount Yields.......................................................................      4
      Average Annual Total Returns for the Subaccounts..............................................      5
      Non-Standard Subaccount Total Returns.........................................................      6
      Adjusted Historic Portfolio Performance Data..................................................      7
      Effect of the Records Maintenance Charge on Performance Data..................................      7
Historic Performance Data...........................................................................      7
      General Limitations...........................................................................      7
      Tables Of Subaccount Performance Figures......................................................      7
      Time Periods Before The Date The Variable Account Commenced Operations........................     14
      Tables Of Adjusted Historic Total Return Quotations...........................................     14
Net Investment Factor...............................................................................     20
Addition, Deletion or Substitution of Investments...................................................     21
Resolving Material Conflicts........................................................................     21
Voting Rights.......................................................................................     22
Safekeeping of Variable Account Assets..............................................................     22
Distribution of the Contracts.......................................................................     22
Legal Matters.......................................................................................     23
Experts.............................................................................................     23
Other Information...................................................................................     23
Financial Statements................................................................................     24

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

       The entire contract consists of the Contract, the signed application attached at issue, any attached amendments and supplements to the application, and any attached riders and endorsements. In the absence of fraud, we consider all statements in the application to be representations and not warranties. We will not use any statement to contest a claim unless that statement is in an attached application or in an amendment or supplement to the application attached to the Contract.

       Any change in the Contract or waiver of its provisions must be in writing and signed by one of our officers. No other person -- no agent or registered representative -- has authority to change or waive any provision of the Contract.

       Upon notice to you, we may modify the Contract if necessary to:

              - permit the Contract or the variable account to comply with any applicable law or regulation that a governmental agency issues; or

              - assure continued qualification of the Contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

              - effect a change in the operation of the variable account or to provide additional investment options.

       In the event of such modifications, we will make the appropriate endorsement to the Contract.

INCONTESTABILITY

       We will not contest the Contract after the issue date.

INCORRECT AGE OR SEX

       We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the annuity start date and the amount of the annuity payments by using the correct age and sex. After the annuity start date, any adjustment for underpayment will be paid immediately. Any adjustment for overpayment will be deducted from future payments. We will make adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

NONPARTICIPATION

       The Contract does not participate in our surplus earnings or profits. We will not pay dividends on the Contract.

WAIVER OF SURRENDER CHARGE RIDERS

       If available in the state where the Contract is issued, your Contract will include riders that will waive surrender charges on a single withdrawal if:

              - the annuitant is under age 75 at the time of withdrawal, the annuitant is confined in a hospital or skilled nursing facility continuously for at least 90 days and remains confined at the time of the surrender request, and the annuitant was not confined to a hospital or nursing facility within 6 months of the issue date.

              - the annuitant is diagnosed with a terminal illness after the Contract is issued and is expected to live for 12 months or less, the withdrawal is $250,000 or less, and the withdrawal occurs no sooner than one year after the rider is issued.

       There is no additional charge for the issuance of these waiver of surrender charge riders. These riders may not be available in all states.

TAX STATUS OF THE CONTRACTS

       Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

       Diversification Requirements. The Tax Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

       Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premiums and transfer amounts among the investment divisions of the variable account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over variable account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the variable account assets supporting the Contract.

       Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Tax Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any owner dies prior to the annuity start date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new owner.

       The Non-Qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

       Other rules may apply to Qualified Contracts.

   CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

       We may advertise and disclose historic performance data for the subaccounts, including yields, standard annual total returns, and nonstandard measures of performance of the subaccounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

MONEY MARKET SUBACCOUNT YIELDS

       Advertisements and sales literature may quote the current annualized yield of the Money Market subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.

       We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical subaccount under a Contract having a balance of one unit of the Money Market subaccount at the beginning of the period. We divide that net change in subaccount value by the value of the hypothetical subaccount at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market portfolio in which the hypothetical subaccount invests; and
(ii) charges and deductions imposed under the Contract that are attributable to the hypothetical subaccount.

       These charges and deductions include the per unit charges for the records maintenance charge, the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit records maintenance charge based on the $30 records maintenance charge.

       We calculate the current yield by the following formula:

       Current Yield = ((NCS - ES)/UV) X (365/7)

       Where:
       NCS    =     the net change in the value of the Money Market Portfolio
                    (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

       ES     =     per unit charges deducted from the hypothetical subaccount for the seven-day period.

       UV     =     the unit value for the first day of the seven-day period.

       We may also disclose the effective yield of the Money Market subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

       Effective Yield = (1 + ((NCS-ES)/UV)) (365/7) - 1

       Where:
       NCS    =     the net change in the value of the Money Market portfolio
                    (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

       ES     =     per unit charges deducted from the hypothetical subaccount for the seven-day period.

       UV     =     the unit value for the first day of the seven-day period.

       The Money Market subaccount yield is lower than the Money Market portfolio's yield because of the charges and deductions that the Contract imposes.

       The current and effective yields on amounts held in the Money Market subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market subaccount for periods other than a seven-day period.

       Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

OTHER SUBACCOUNT YIELDS

       Sales literature or advertisements may quote the current annualized yield of one or more of the subaccounts (except the Money Market subaccount) under the Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income that the subaccount generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.

       We compute the annualized 30-day yield by:

              1. dividing the net investment income of the portfolio attributable to the subaccount units, less subaccount expenses attributable to the Contract for the period, by the maximum offering price per unit on the last day of the period;

              2. multiplying the result by the daily average number of units outstanding for the period;

              3.     compounding that yield for a 6-month period; and

              4.     multiplying the result by 2.

       Expenses of the subaccount include the records maintenance charge, the asset-based administration charge and the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit). The yield calculation assumes that we deduct the records maintenance charge at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we divide an average records maintenance charge collected by the average Contract Value in the subaccount to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:

       Yield  =     2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

       Where:
       NI     =     net income of the portfolio for the 30-day or one-month
                    period attributable to the subaccount's units.

       ES     =     charges deducted from the subaccount for the 30-day or
                    one-month period.

       U      =     the average number of units outstanding.

       UV     =     the unit value at the close of the last day in the 30-day or one-month period.

       The yield for the subaccount is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.

       The yield on the amounts held in the subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding subaccount's actual yield.

       Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS

       Sales literature or advertisements may quote average annual total returns for one or more of the subaccounts for various periods of time. If we advertise total return for the Money Market Subaccount, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.

       When a subaccount has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.

       Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

       We calculate the standard average annual total returns using subaccount unit values that we calculate on each valuation day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge for the standard death benefit (and in some cases, the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit), the asset-based administration charge and the records maintenance charge. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

       We calculate the standard total return by the following formula:

       TR     =     ((ERV/P)(1/N)) - 1

       Where:
       TR     =     the average annual total return net of subaccount recurring charges.

       ERV    =     the ending redeemable value (minus any applicable Surrender
                    Charge and records maintenance charge) of the hypothetical subaccount at the end of the period.

       P      =     a hypothetical initial payment of $1,000.

       N      =     the number of years in the period.

NON-STANDARD SUBACCOUNT TOTAL RETURNS

       Sales literature or advertisements may quote average annual total returns for the subaccounts that do not reflect any Surrender Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical subaccount for the period with an ending value for the period that does not take into account any Surrender Charges.

       We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

       CTR    =     (ERV/P) - 1

       Where:
       CTR    =     the cumulative total return net of subaccount recurring
                    charges for the period.

       ERV    =     the ending redeemable value of the hypothetical investment at the end of the period.

       P      =     a hypothetical single payment of $1,000.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

       Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

       We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

EFFECT OF THE RECORDS MAINTENANCE CHARGE ON PERFORMANCE DATA

       The Contract provides for the deduction of a $30.00 records maintenance charge at the end of each Contract year from the fixed account and the subaccounts. We will waive this charge if your Contract Value is $50,000 or more on the date the charge is assessed. We deduct the charge from each account based on the proportion that the value of each such account bears to the total Contract Value. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

                            HISTORIC PERFORMANCE DATA

GENERAL LIMITATIONS

       The funds have provided the portfolios' performance data. We derive the subaccount performance data from the data that the funds provide. In preparing the tables below, we relied on the funds' data. While we have no reason to doubt the accuracy of the figures provided by the funds, we have not verified those figures.

TABLES OF SUBACCOUNT PERFORMANCE FIGURES

       The following charts show the historical performance data for the Subaccounts since each Subaccount started operations. THESE FIGURES ARE NOT AN INDICATION OF FUTURE PERFORMANCE OF THE SUBACCOUNTS. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

--------------------------------------------------------------------------------
                                     TABLE 1

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN(2)
--------------------------------------------------------------------------------
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Life of
                                                                 Subaccount       1 Year     5 Year      10 Year   Subaccount(4)
SUBACCOUNT                                                       Start Date         (%)        (%)         (%)         (%)
------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio                        5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
------------------------------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                                           5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     TABLE 1

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN(2)
--------------------------------------------------------------------------------
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Life of
                                                                 Subaccount       1 Year     5 Year      10 Year   Subaccount(4)
SUBACCOUNT                                                       Start Date         (%)        (%)         (%)         (%)
------------------------------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                              5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                             5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                                    5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                                 5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                                   5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                                          5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                                    5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                     8/4/00           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                                5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund                     5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                 5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service Shares)               5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)                        5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio (Institutional
  Shares)(5)                                                       4/7/00           N/A        N/A         N/A       -30.73%
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
CLASS SHARES)
------------------------------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio(5)                                  6/7/00           N/A        N/A         N/A        -2.08%
------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio(5)                             5/15/00          N/A        N/A         N/A        -0.57%
------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
VARIABLE LIFE INVESTMENT FUND)
------------------------------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)(5)                       5/15/00          N/A        N/A         N/A         2.92%
------------------------------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A Shares)              5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A Shares)(5)          4/7/00           N/A        N/A         N/A       -11.31%
------------------------------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)(5)              4/7/00           N/A        N/A         N/A       -23.75%
------------------------------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(3)(5)                             6/7/00           N/A        N/A         N/A        -3.18%
------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
VARIABLE SERIES)
------------------------------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio(5)                       4/7/00           N/A        N/A         N/A        0.73%
------------------------------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio(5)                                  6/7/00           N/A        N/A         N/A       -12.34%
------------------------------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio(5)                            4/7/00           N/A        N/A         N/A       -30.70%
------------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio(5)                       4/7/00           N/A        N/A         N/A        23.19%
------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                            5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                            5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                                          5/1/01           N/A        N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Life of
                                                               Subaccount       1 Year     5 Year      10 Year    Subaccount(4)
SUBACCOUNT                                                     Start Date         (%)        (%)         (%)          (%)
-------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio                      5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                                         5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                            5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Life of
                                                               Subaccount       1 Year     5 Year      10 Year    Subaccount(4)
SUBACCOUNT                                                     Start Date         (%)        (%)         (%)          (%)
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                           5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                                  5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                               5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                                 5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                                        5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                                  5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                   8/4/00           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                              5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund                   5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                               5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service Shares)             5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)                      5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio
  (Institutional Shares)(5)                                      4/7/00           N/A        N/A         N/A        -30.86%
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
CLASS SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio(5)                                6/7/00           N/A        N/A         N/A         -2.21%
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio(5)                           5/15/00          N/A        N/A         N/A         -0.72%
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE
LIFE INVESTMENT FUND)
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)(5)                     5/15/00          N/A        N/A         N/A          2.76%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A Shares)            5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A Shares)(5)        4/7/00           N/A        N/A         N/A        -11.47%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)(5)            4/7/00           N/A        N/A         N/A        -23.89%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(3)(5)                           6/7/00           N/A        N/A         N/A         -3.31%
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
VARIABLE SERIES)
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio(5)                     4/7/00           N/A        N/A         N/A         0.55%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Kemper High Yield Portfolio(5)                         6/7/00           N/A        N/A         N/A        -12.46%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio(5)                          4/7/00           N/A        N/A         N/A        -30.83%
-------------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio(5)                     4/7/00           N/A        N/A         N/A         22.96%
-------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                          5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                          5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                                        5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Life of
                                                               Subaccount        1 Year    5 Year      10 Year   Subaccount(4)
SUBACCOUNT                                                     Start Date         (%)        (%)         (%)          (%)
-------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio                      5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                                         5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                            5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                           5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                                  5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                               5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                                 5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Life of
                                                               Subaccount        1 Year    5 Year      10 Year   Subaccount(4)
SUBACCOUNT                                                     Start Date         (%)        (%)         (%)          (%)
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                                        5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                                  5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                   8/4/00           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                              5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund                   5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                               5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service Shares)             5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)                      5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio (Institutional
  Shares)(5)                                                     4/7/00           N/A        N/A         N/A        -30.98%
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
CLASS SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond  Portfolio(5)                               6/7/00           N/A        N/A         N/A         -2.35%
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio(5)                           5/15/00          N/A        N/A         N/A         -0.87%
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE
LIFE INVESTMENT FUND)
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)(5)                     5/15/00          N/A        N/A         N/A          2.61%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A Shares)            5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A Shares)(5)        4/7/00           N/A        N/A         N/A        -11.63%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)(5)            4/7/00           N/A        N/A         N/A        -24.02%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(3)(5)                           6/7/00           N/A        N/A         N/A         -3.45%
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER VARIABLE
SERIES)
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio(5)                     4/7/00           N/A        N/A         N/A          0.37%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio(5)                                6/7/00           N/A        N/A         N/A        -12.58%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio(5)                          4/7/00           N/A        N/A         N/A        -30.95%
-------------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio(5)                     4/7/00           N/A        N/A         N/A         22.73%
-------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                          5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                          5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                                        5/1/01           N/A        N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------




(1) Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.13% of subaccount assets based on an assumed average investment of $23,000 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(3) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

(4) We do not show performance for subaccounts with less than 6 months performance.

(5) Not annualized.

--------------------------------------------------------------------------------
                                     TABLE 2

         NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN(2)
--------------------------------------------------------------------------------
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Life of
                                                                 Subaccount       1 Year     5 Year     10 Year   Subaccount(4)
SUBACCOUNT                                                       Start Date        (%)         (%)        (%)         (%)
-------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio                         5/1/01           N/A        N/A        N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                                            5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                               5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)                                                       5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                                     5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                                  5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                                    5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                                           5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                                     5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                      8/4/00           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                                 5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund                      5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                  5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service Shares)                5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)                         5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio (Institutional
  Shares)(5)                                                        4/7/00           N/A        N/A         N/A      -26.40%
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS
SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio(5)                                   6/7/00           N/A        N/A         N/A        4.05%
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio(5)                              5/15/00          N/A        N/A         N/A        5.65%
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE
INVESTMENT FUND)
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)(5)                        5/15/00          N/A        N/A         N/A        9.36%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A Shares)               5/1/01           N/A        N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A Shares)(5)           4/7/00           N/A        N/A         N/A       -5.76%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)(5)               4/7/00           N/A        N/A         N/A      -18.98%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(3)(5)                              6/7/00           N/A        N/A         N/A        2.88%
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER VARIABLE
SERIES)
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio(5)                        4/7/00           N/A        N/A         N/A        7.03%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio(5)                                   6/7/00           N/A        N/A         N/A       -6.85%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio(5)                             4/7/00           N/A        N/A         N/A      -26.37%
-------------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio(5)                        4/7/00           N/A        N/A         N/A       29.73%
-------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                             5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                             5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                                           5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Life of
                                                                  Subaccount        1 Year    5 Year      10 Year   Subaccount(4)
SUBACCOUNT                                                        Start Date         (%)        (%)         (%)         (%)
-------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio                         5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                                            5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                               5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                              5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                                     5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                                  5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                                    5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                                           5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                                     5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                      8/4/00           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                                 5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund                      5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                  5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service Shares)                5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)                         5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio (Institutional
  Shares)(5)                                                        4/7/00           N/A        N/A         N/A       -26.53%
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS
SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio(5)                                   6/7/00           N/A        N/A         N/A         3.91%
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio(5)                              5/15/00          N/A        N/A         N/A         5.49%
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE
LIFE INVESTMENT FUND)
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)(5)                        5/15/00          N/A        N/A         N/A         9.19%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A Shares)               5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A Shares)(5)           4/7/00           N/A        N/A         N/A        -5.93%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)(5)               4/7/00           N/A        N/A         N/A       -19.13%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(3)(5)                              6/7/00           N/A        N/A         N/A         2.74%
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER VARIABLE
SERIES)
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio(5)                        4/7/00           N/A        N/A         N/A         6.84%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio(5)                                   6/7/00           N/A        N/A         N/A        -6.98%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio(5)                             4/7/00           N/A        N/A         N/A       -26.50%
-------------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio(5)                        4/7/00           N/A        N/A         N/A        29.50%
-------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                             5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                             5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                                           5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
        NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2000(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                           RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Life of
                                                                  Subaccount       1 Year     5 Year      10 Year   Subaccount(4)
SUBACCOUNT                                                        Start Date         (%)        (%)         (%)         (%)
-------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio                         5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                                            5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                               5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2000(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                           RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Life of
                                                                  Subaccount       1 Year     5 Year      10 Year   Subaccount(4)
SUBACCOUNT                                                        Start Date         (%)        (%)         (%)         (%)
-------------------------------------------------------------------------------------------------------------------------------
(SERVICE CLASS SHARES)                                              5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                                     5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                                  5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                                    5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                                           5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                                     5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                      8/4/00           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                                 5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund                      5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                  5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service Shares)                5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)                         5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio (Institutional
  Shares)(5)                                                        4/7/00           N/A        N/A         N/A       -26.67%
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS
SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio(5)                                   6/7/00           N/A        N/A         N/A         3.76%
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio(5)                              5/15/00          N/A        N/A         N/A         5.33%
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE
LIFE INVESTMENT FUND)
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)(5)                        5/15/00          N/A        N/A         N/A         9.03%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A Shares)               5/1/01           N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A Shares)(5)           4/7/00           N/A        N/A         N/A        -6.10%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)(5)               4/7/00           N/A        N/A         N/A       -19.27%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(3)(5)                              6/7/00           N/A        N/A         N/A         2.59%
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER VARIABLE
SERIES)
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio(5)                        4/7/00           N/A        N/A         N/A         6.64%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio(5)                                   6/7/00           N/A        N/A         N/A        -7.11%
-------------------------------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio(5)                             4/7/00           N/A        N/A         N/A       -26.63%
-------------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio(5)                        4/7/00           N/A        N/A         N/A        29.27%
-------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                             5/1/01           N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                             5/1/01           N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                                           5/1/01           N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------


(1) Non-Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, but (4) not any Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.13% of subaccount assets based on an assumed average investment of $23,000 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(3) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

(4) We do not show performance for subaccounts with less than 6 months performance.

(5) Not annualized.

TIME PERIODS BEFORE THE DATE THE VARIABLE ACCOUNT COMMENCED OPERATIONS

       The variable account may also disclose non-standardized total return for time periods before the variable account commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS

       The tables below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2000. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

--------------------------------------------------------------------------------
                                     TABLE 1

      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000)(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN(2)
--------------------------------------------------------------------------------
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

---------------------------------------------------------------------------------------------------------------------------------
                                                                   Portfolio        1 Year     5 Year    10 Year       Life of
PORTFOLIO                                                          Start Date        (%)        (%)        (%)       Portfolio(%)
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio                         3/15/95         -1.25%      5.59%      N/A          6.46%
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS
SHARES)(3)
---------------------------------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                                            8/31/90          3.07%      3.53%      6.79%        7.22%
---------------------------------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                               8/31/90          5.06%     10.68%     32.32%       31.33%
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)(3)                                           10/7/93        -17.56%     16.24%      N/A         16.74%
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                                     10/9/86        -17.37%     17.28%     18.41%       14.81%
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                                  8/27/92        -15.83%     15.95%      N/A         15.37%
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                                    12/28/98        25.33%      N/A        N/A         39.53%
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2 SHARES)(5)
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                                           11/1/95        -20.82%     18.14%      N/A         18.07%
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                                     8/24/88         -7.05%     10.26%     12.33%       10.16%
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                      3/4/96         -36.90%      N/A        N/A        -13.54%
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                                 4/30/98        -14.51%      N/A        N/A          8.21%
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund                      2/13/98         -5.47%      N/A        N/A          0.02%
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                  5/1/98          22.89%      N/A        N/A          1.37%
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
  Shares)(6)                                                        9/13/93        -36.85%     17.99%      N/A         20.63%
---------------------------------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)(6)                      9/13/93         -9.44%     16.53%      N/A         15.42%
---------------------------------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio (Institutional
  Shares)                                                           5/1/97         -24.00%      N/A        N/A         29.28%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS
SHARES)
---------------------------------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                                      2/16/99          0.69%      N/A        N/A         -0.21%
---------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                                 2/16/99         -0.18%      N/A        N/A          1.11%
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE
LIFE INVESTMENT FUND)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)                           7/16/85          2.74%      3.54%      6.26%        6.53%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A Shares)               5/1/96         -12.01%      N/A        N/A         16.08%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A Shares)              5/2/94          -9.03%     10.17%      N/A         12.77%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)                  5/1/87         -27.27%     10.48%     10.00%        9.09%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(7)                                 7/16/85         -1.28%      3.38%      3.46%        4.27%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     TABLE 1

      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000)(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN(2)
--------------------------------------------------------------------------------
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

---------------------------------------------------------------------------------------------------------------------------------
                                                                   Portfolio        1 Year     5 Year    10 Year       Life of
PORTFOLIO                                                          Start Date        (%)        (%)        (%)       Portfolio(%)
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
VARIABLE SERIES)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio                            9/3/87          3.09%      3.97%     5.87%        6.15%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                                       4/6/82        -15.15%      1.78%    10.09%        9.49%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                                 5/2/94        -17.05%     17.68%     N/A         18.02%
---------------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio                            5/4/98         22.37%      N/A       N/A          3.83%
---------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
---------------------------------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                              4/28/98         8.93%      N/A       N/A          5.02%
---------------------------------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund(9)                                           5/1/00          N/A        N/A       N/A          9.69%
---------------------------------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                                            1/12/94       -17.11%     13.18%     N/A         14.18%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                           RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

---------------------------------------------------------------------------------------------------------------------------------
                                                          Portfolio        1 Year        5 Year       10 Year        Life of
PORTFOLIO                                                 Start Date         (%)          (%)           (%)        Portfolio(%)
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio                3/15/95         -1.50%         5.32%         N/A            6.19%
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE
CLASS SHARES)(3)
---------------------------------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                                   8/31/90          2.81%         3.26%         6.52%          6.95%
---------------------------------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                      8/31/90          4.77%        10.39%        31.99%         31.00%
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)(3)                                  10/7/93        -17.77%        15.94%         N/A           16.44%
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                            10/9/86        -17.58%        16.98%        18.11%         14.52%
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                         8/27/92        -16.04%        15.65%         N/A           15.08%
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                           12/28/98        25.00%         N/A           N/A           39.17%
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2 SHARES)(5)
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                                  11/1/95        -21.02%        17.83%         N/A           17.77%
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                            8/24/88         -7.29%         9.97%        12.05%          9.88%
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund             3/4/96         -37.06%         N/A           N/A          -13.76%
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                        4/30/98        -14.73%         N/A           N/A            7.92%
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund             2/13/98         -5.71%         N/A           N/A           -0.24%
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         5/1/98          22.56%         N/A           N/A            1.11%
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service Shares)(6)    9/13/93        -37.02%        17.68%         N/A           20.32%
---------------------------------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)(6)             9/13/93         -9.67%        16.23%         N/A           15.13%
---------------------------------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio (Institutional
  Shares)                                                  5/1/97         -24.19%         N/A           N/A           28.95%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS
SHARES)
---------------------------------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                             2/16/99          0.44%         N/A          N/A            -0.45%
---------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                        2/16/99         -0.43%         N/A          N/A             0.86%
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE
LIFE INVESTMENT FUND)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)                  7/16/85          2.49%         3.28%         6.00%          6.27%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A Shares)      5/1/96         -12.23%         N/A           N/A           15.78%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A Shares)     5/2/94          -9.26%         9.89%         N/A           12.49%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)         5/1/87         -27.45%        10.20%         9.73%          8.82%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(7)                        7/16/85         -1.52%         3.11%         3.21%          4.01%
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER VARIABLE
SERIES)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio                  9/3/87           2.83%         3.71%         5.61%          5.89%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Kemper High Yield Portfolio                      4/6/82         -15.36%         1.52%         9.81%          9.22%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                           RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

---------------------------------------------------------------------------------------------------------------------------------
                                                          Portfolio        1 Year        5 Year       10 Year        Life of
PORTFOLIO                                                 Start Date         (%)          (%)           (%)        Portfolio(%)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Kemper Small Cap Growth Portfolio                5/2/94         -17.25%        17.38%         N/A          17.73%
---------------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio                  5/4/98          22.05%         N/A           N/A           3.56%
---------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
---------------------------------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                    4/28/98          8.64%         N/A           N/A           4.74%
---------------------------------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund(9)                                 5/1/00           N/A           N/A           N/A           9.49%
---------------------------------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                                  1/12/94        -17.32%        12.89%         N/A          13.88%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                           RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

---------------------------------------------------------------------------------------------------------------------------------
                                                          Portfolio         1 Year        5 Year      10 Year       Life of
PORTFOLIO                                                 Start Date          (%)          (%)          (%)       Portfolio(%)
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio                3/15/95          -1.75%        5.04%         N/A          5.91%
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS
SHARES)(3)
---------------------------------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                                   8/31/90           2.55%        2.99%        6.25%         6.68%
---------------------------------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                      8/31/90           4.50%       10.10%       31.65%        30.66%
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)(3)                                  10/7/93         -17.98%       15.64%         N/A         16.15%
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                            10/9/86         -17.78%       16.68%       17.81%        14.22%
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                         8/27/92         -16.25%       15.35%         N/A         14.78%
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                           12/28/98         24.67%        N/A           N/A         38.81%
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)(5)
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                                  11/1/95         -21.22%       17.53%         N/A         17.47%
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                            8/24/88          -7.52%        9.69%       11.76%         9.60%
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund             3/4/96          -37.22%        N/A           N/A        -13.98%
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                        4/30/98         -14.95%        N/A           N/A          7.64%
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund             2/13/98          -5.95%        N/A           N/A         -0.49%
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         5/1/98           22.23%        N/A           N/A          0.85%
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service Shares)(6)    9/13/93         -37.18%       17.38%         N/A         20.02%
---------------------------------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)(6)             9/13/93          -9.90%       15.93%         N/A         14.84%
---------------------------------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio (Institutional
  Shares)                                                  5/1/97          -24.37%        N/A           N/A         28.63%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS
SHARES)
---------------------------------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond  Portfolio                            2/16/99           0.20%        N/A           N/A         -0.70%
---------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                        2/16/99          -0.67%        N/A           N/A          0.61%
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE
LIFE INVESTMENT FUND)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)                  7/16/85           2.24%        3.01%        5.74%         6.01%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A Shares)      5/1/96          -12.45%        N/A           N/A         15.48%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A Shares)     5/2/94           -9.48%        9.61%         N/A         12.21%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)         5/1/87          -27.63%        9.92%        9.46%         8.55%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(7)                        7/16/85          -1.76%        2.85%        2.95%         3.75%
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER VARIABLE
SERIES)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio                  9/3/87            2.58%        3.44%        5.35%        5.63%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                             4/6/82          -15.57%        1.26%        9.54%        8.95%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                       5/2/94          -17.46%       17.09%         N/A         17.44%
---------------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio                  5/4/98           21.73%        N/A           N/A          3.29%
---------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
---------------------------------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                    4/28/98           8.35%        N/A           N/A          4.47%
---------------------------------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund(9)                                 5/1/00            N/A          N/A           N/A          9.30%
---------------------------------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                                  1/12/94         -17.53%       12.60%         N/A         13.59%
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.13% of subaccount assets based on an assumed average investment of $23,000 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00), and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

(4) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/00, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.

(5) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 5/1/97, and 5/1/97, respectively), and the performance of Class 1 shares from their inception (11/1/95, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.

(6) The performance of the Janus Aggressive Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/00, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%

(7) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

(8) Because Class 2 shares of the WM Variable Trust were not available as of 12/31/00, the performance of the WM Variable Trust Funds reflects the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

(9) Not annualized.

--------------------------------------------------------------------------------
                                     TABLE 2

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN(2)
--------------------------------------------------------------------------------
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

---------------------------------------------------------------------------------------------------------------------------------
                                                              Portfolio        1 Year        5 Year       10 Year       Life of
PORTFOLIO                                                     Start Date        (%)            (%)          (%)       Portfolio(%)
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio                   3/15/95           4.93%         6.21%         N/A          6.83%
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS
SHARES)(3)
---------------------------------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                                      8/31/90           9.52%         4.19%        6.79%         7.22%
---------------------------------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                         8/31/90          11.60%        11.19%       32.32%        31.33%
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)(3)                                     10/7/93         -12.40%        16.66%         N/A         16.74%
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                               10/9/86         -12.20%        17.69%       18.41%        14.81%
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                            8/27/92         -10.56%        16.38%         N/A         15.37%
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                              12/28/98         31.87%          N/A          N/A         41.21%
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2 SHARES)(5)
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                                     11/1/95         -15.87%        18.53%         N/A         18.35%
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                               8/24/88          -1.24%        10.77%       12.33%        10.16%
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                3/4/96          -32.95%          N/A          N/A        -12.91%
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                           4/30/98          -9.17%          N/A          N/A          9.75%
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund                2/13/98           0.45%          N/A          N/A          1.55%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     TABLE 2

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN(2)
--------------------------------------------------------------------------------
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

---------------------------------------------------------------------------------------------------------------------------------
                                                              Portfolio        1 Year        5 Year       10 Year       Life of
PORTFOLIO                                                     Start Date        (%)            (%)          (%)       Portfolio(%)
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                              5/1/98         29.43%          N/A          N/A          3.05%
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
  Shares)(6)                                                    9/13/93       -32.90%         18.38%        N/A         20.63%
---------------------------------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)(6)                  9/13/93        -3.77%         16.94%        N/A         15.42%
---------------------------------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio (Institutional
  Shares)                                                       5/1/97        -19.24%          N/A          N/A         29.93%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS
SHARES)
---------------------------------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                                  2/16/99         6.99%          N/A          N/A          2.62%
---------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                             2/16/99         6.06%          N/A          N/A          3.98%
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE
LIFE INVESTMENT FUND)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)                       7/16/85         9.17%          4.20%        6.26%        6.53%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A Shares)           5/1/96         -6.50%          N/A          N/A         16.55%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A Shares)          5/2/94         -3.34%         10.68%        N/A         12.92%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)              5/1/87        -22.72%         10.99%       10.00%        9.09%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(7)                             7/16/85         4.90%          4.04%        3.46%        4.27%
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER VARIABLE
SERIES)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio                       9/3/87          9.54%          4.62%        5.87%        6.15%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                                  4/6/82         -9.85%          2.48%       10.09%        9.49%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                            5/2/94        -11.86%         18.07%        N/A         18.14%
---------------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio                       5/4/98         28.91%          N/A          N/A          5.49%
---------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
---------------------------------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                         4/28/98        15.47%          N/A          N/A          6.64%
---------------------------------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund(9)                                      5/1/00           N/A           N/A          N/A         16.23%
---------------------------------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                                       1/12/94       -11.93%         13.65%        N/A         14.30%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                           RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

---------------------------------------------------------------------------------------------------------------------------------
                                                               Portfolio       1 Year        5 Year        10 Year       Life of
PORTFOLIO                                                      Start Date       (%)            (%)           (%)       Portfolio(%)
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio                    3/15/95          4.67%         5.94%          N/A           6.56%
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS
SHARES)(3)
---------------------------------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                                       8/31/90          9.24%         3.93%          6.52%         6.95%
---------------------------------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                          8/31/90         11.32%        10.90%         31.99%        31.00%
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)(3)                                      10/7/93        -12.62%        16.36%          N/A          16.44%
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                                10/9/86        -12.42%        17.39%         18.11%        14.52%
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                             8/27/92        -10.79%        16.08%          N/A          15.08%
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                               12/28/98        31.54%         N/A            N/A          40.86%
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)(5)
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                                      11/1/95        -16.08%        18.23%          N/A          18.05%
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                                8/24/88         -1.49%        10.49%         12.05%         9.88%
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                 3/4/96         -33.12%         N/A            N/A         -13.13%
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                            4/30/98         -9.40%         N/A            N/A           9.47%
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund                 2/13/98          0.19%         N/A            N/A           1.29%
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                             5/1/98          29.10%         N/A            N/A           2.79%
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
  Shares)(6)                                                   9/13/93        -33.07%        18.08%          N/A          20.32%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                           RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

---------------------------------------------------------------------------------------------------------------------------------
                                                               Portfolio       1 Year        5 Year        10 Year       Life of
PORTFOLIO                                                      Start Date       (%)            (%)           (%)       Portfolio(%)
---------------------------------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)(6)                 9/13/93         -4.02%        16.65%          N/A         15.13%
---------------------------------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio (Institutional
  Shares)                                                      5/1/97         -19.44%         N/A            N/A         29.61%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS
SHARES)
---------------------------------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                                 2/16/99          6.73%         N/A            N/A          2.37%
---------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                            2/16/99          5.80%         N/A            N/A          3.72%
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE
LIFE INVESTMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)                      7/16/85          8.90%         3.94%         6.00%         6.27%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A Shares)          5/1/96          -6.74%         N/A            N/A         16.26%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A Shares)         5/2/94          -3.58%        10.41%          N/A         12.64%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)             5/1/87         -22.92%        10.72%         9.73%         8.82%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(7)                            7/16/85          4.64%         3.78%         3.21%         4.01%
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER VARIABLE
SERIES)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio                      9/3/87           9.27%         4.37%         5.61%         5.89%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                                 4/6/82         -10.07%         2.23%         9.81%         9.22%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                           5/2/94         -12.08%        17.78%          N/A         17.85%
---------------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio                      5/4/98          28.59%         N/A            N/A          5.23%
---------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
---------------------------------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                        4/28/98          15.18%        N/A            N/A          6.37%
---------------------------------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund(9)                                     5/1/00            N/A          N/A            N/A         16.04%
---------------------------------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                                      1/12/94         -12.15%       13.36%          N/A         14.01%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                           RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

---------------------------------------------------------------------------------------------------------------------------------
                                                                Portfolio         1 Year        5 Year      10 Year      Life of
PORTFOLIO                                                       Start Date         (%)           (%)          (%)      Portfolio(%)
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio                      3/15/95           4.40%         5.67%        N/A          6.29%
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS
SHARES)(3)
---------------------------------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                                         8/31/90           8.97%         3.67%       6.25%         6.68%
---------------------------------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                            8/31/90          11.03%        10.62%      31.65%        30.66%
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)(3)                                        10/7/93         -12.85%        16.07%        N/A         16.15%
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                                  10/9/86         -12.64%        17.09%      17.81%        14.22%
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                               8/27/92         -11.01%        15.79%        N/A         14.78%
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                                 12/28/98         31.21%         N/A          N/A         40.50%
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)(5)
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                                        11/1/95         -16.30%        17.93%        N/A         17.75%
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                                  8/24/88          -1.74%        10.21%      11.76%         9.60%
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                   3/4/96          -33.29%         N/A          N/A        -13.35%
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                              4/30/98          -9.63%         N/A          N/A          9.20%
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund                   2/13/98          -0.06%         N/A          N/A          1.03%
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                               5/1/98           28.77%         N/A          N/A          2.52%
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service Shares)(6)          9/13/93         -33.25%        17.78%        N/A         20.02%
---------------------------------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)(6)                   9/13/93          -4.26%        16.35%        N/A         14.84%
---------------------------------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio (Institutional
  Shares)                                                        5/1/97          -19.64%         N/A          N/A         29.29%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS
SHARES)
---------------------------------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                                   2/16/99           6.47%         N/A          N/A          2.12%
---------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                              2/16/99           5.54%         N/A          N/A          3.47%
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE
LIFE INVESTMENT FUND)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)                        7/16/85           8.63%         3.69%       5.74%         6.01%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A Shares)            5/1/96           -6.98%         N/A          N/A         15.96%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                           RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

---------------------------------------------------------------------------------------------------------------------------------
                                                                Portfolio         1 Year        5 Year      10 Year      Life of
PORTFOLIO                                                       Start Date         (%)           (%)          (%)      Portfolio(%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 5/2/94           -3.82%        10.14%        N/A         12.36%
  Scudder Growth and Income Portfolio (Class A Shares)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder International Portfolio Class A Shares)                5/1/87          -23.10%        10.44%        9.46%        8.55%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(7)                              7/16/85           4.38%         3.53%        2.95%        3.75%
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER VARIABLE
SERIES)
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio                        9/3/87            9.00%         4.11%        5.35%        5.63%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                                   4/6/82          -10.29%         1.98%        9.54%        8.95%
---------------------------------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                             5/2/94          -12.29%        17.49%         N/A        17.56%
---------------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio                        5/4/98           28.28%          N/A          N/A         4.97%
---------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
---------------------------------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                          4/28/98          14.89%          N/A          N/A         6.10%
---------------------------------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund(9)                                       5/1/00            N/A            N/A          N/A        15.84%
---------------------------------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                                        1/12/94         -12.37%        13.07%         N/A        13.72%
---------------------------------------------------------------------------------------------------------------------------------


(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.13% of subaccount assets based on an assumed average investment of $23,000 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00), and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

(4) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/00, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.

(5) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 5/1/97, and 5/1/97, respectively), and the performance of Class 1 shares from their inception (11/1/95, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.

(6) The performance of the Janus Aggressive Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/00, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%

(7) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

(8) Because Class 2 shares of the WM Variable Trust were not available as of 12/31/00, the performance of the WM Variable Trust Funds reflects the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

(9) Not annualized.

                              NET INVESTMENT FACTOR

       The net investment factor is an index that measures the investment performance of a subaccount from one valuation day to the next. Each subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each subaccount equals the fraction obtained by dividing (X) by (Y) minus (Z) where:

       (X) is the net result of:

              1. the net asset value per portfolio share held in the subaccount at the end of the current valuation day; plus

              2. the per share amount of any dividend or capital gain distribution on portfolio shares held in the subaccount during the current valuation day; less

              3. the per share amount of any capital loss, realized or unrealized, on portfolio shares held in the subaccount during the current valuation day.


       (Y) equals the net asset value per portfolio share held in the subaccount as of the end of the immediately preceding valuation day.

       (Z) equals charges and fees deducted from the subaccount. These consist of:

              1. the percentage charge for mortality and expense risk on that valuation day;

              2. the percentage charge for administrative costs on that valuation day; and

              3. the percentage charge for any other charges, fees and expenses for riders, endorsements, or supplemental benefits attached to your Contract, including the Guaranteed Minimum Death Benefit Rider and the Guaranteed Retirement Income Benefit Rider.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

       In the event of any substitution or change of the underlying portfolios, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the variable account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our variable accounts, or the assets may be transferred to another variable account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.

                          RESOLVING MATERIAL CONFLICTS

       The funds currently sell shares to registered separate accounts of insurance companies other than us to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests as a Contract owner and the interests of persons owning other contracts investing in the same funds. There is also the possibility that a material conflict may arise between the interests of owners generally, or certain classes of owners, and participating qualified retirement plans or participants in such retirement plans.

       We currently do not foresee any disadvantages to you that would arise from the sale of fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of each fund will monitor events related to its fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various affiliated and unaffiliated insurance companies. In addition, the management of the funds will monitor the funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable.

       In the event of such a conflict, the management of the appropriate fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the variable account's investment in such funds, as appropriate.

                                  VOTING RIGHTS

       We determine the number of votes you may cast by dividing your Contract Value in a subaccount by the net asset value per share of the portfolio in which that subaccount invests. We determine the number of votes available to you as of the same date that the fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by sending you written materials before the fund's meeting in accordance with the fund's procedures.

                     SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

       We hold the title to the assets of the variable account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the subaccounts. Additional protection for the assets of the variable account is provided by a blanket fidelity bond issued by Federal Insurance Company to Farmers Group, Inc., providing aggregate coverage of $30,000,000 (subject to a $500,000 deductible) for all officers and employees of Farmers Group, Inc.

                          DISTRIBUTION OF THE CONTRACTS

       We have entered into a distribution agreement with Farmers Financial Solutions, LLC ("FFS") for the distribution and sale of the Contracts. Pursuant to this agreement, FFS serves as principal underwriter for the Contracts. FFS, a Nevada limited liability company organized in 2000, is affiliated with Farmers through Farmers' parent which provides management-related services to the parent companies of FFS. FFS is located at 2423 Galena Avenue, Simi Valley, California 93065. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

       FFS offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about FFS and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with FFS are also licensed as insurance agents in the states in which they do business and are appointed with Farmers.

       We pay sales commissions to FFS for the sale of the Contracts by its registered persons. Sales commissions may vary, but are expected not to exceed 7.0% of premium payments. We pay compensation either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. We may pay lower compensation on sales to owners at older ages.

       FFS may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commissions paid to broker-dealers will not exceed those described above.

       Because registered persons of FFS who sell the Contracts are also agents of Farmers, they are eligible for various cash benefits, such as production incentive bonuses, insurance benefits, and expense allowances, and non-cash compensation programs that Farmers offers to its agents, such as conferences, trips, prizes, and awards. FFS and its managers may also sponsor incentive programs for registered persons. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

       We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Variable Account. During the fiscal year 2000, we paid FFS $383,021.91 in underwriting commissions. We paid Investment Brokerage Services, Inc. ("IBS"), the principal underwriter for the Contracts from inception of the Variable Account through September 11, 2000, $75,669.22, in underwriting commissions during that period.

       We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering at any time.

                                  LEGAL MATTERS

       M. Douglas Close, Vice President and General Counsel, Farmers New World Life Insurance Company, has passed upon all matters relating to Washington law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS

       The financial statements included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, 700 Fifth Avenue, Suite 4500, Seattle, Washington, 98104-5044, as stated in their reports appearing in the Statement of Additional Information in the registration statement, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                OTHER INFORMATION

       We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

FARMERS NEW WORLD LIFE
INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)
--------------------------------------------------------------------------------
FARMERS ANNUITY SEPARATE ACCOUNT A
FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000,
AND FOR THE PERIODS THEN ENDED, AND
INDEPENDENT AUDITORS' REPORT


DELOITTE & TOUCHE LLP

INDEPENDENT AUDITORS' REPORT


Board of Directors
Farmers New World Life Insurance Company
Mercer Island, Washington

We have audited the accompanying statement of assets and liabilities of the Capital Appreciation Portfolio of the Janus Aspen Series; the Bond, Growth and Income, International, and Money Market portfolios of the Scudder Variable Life Investment Fund; the Small Cap Growth, Kemper-Dreman High Return Equity, Government Securities, and High Yield portfolios of the Kemper Variable Series; the Foreign Bond and Low Duration Bond portfolios of the PIMCO Variable Insurance Trust; and the Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust of Farmers New World Life Insurance Company's Farmers Annuity Separate Account A as of December 31, 2000, and the related statements of operations and changes in net assets for the periods then ended of the Capital Appreciation Portfolio of the Janus Aspen Series; the Bond, Growth and Income, International, and Money Market portfolios of the Scudder Variable Life Investment Fund; the Small Cap Growth, Kemper-Dreman High Return Equity, Government Securities, and High Yield portfolios of the Kemper Variable Series; the Foreign Bond and Low Duration Bond of the PIMCO Variable Insurance Trust; and the Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust of Farmers New World Life Insurance Company's Farmers Annuity Separate Account A. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audit procedures included confirmations of securities owned as of December 31, 2000, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Portfolio of the Janus Aspen Series; the Bond, Growth and Income, International, and Money Market portfolios of the Scudder Variable Life Investment Fund; the Small Cap Growth, Kemper-Dreman High Return Equity, Government Securities, and High Yield portfolios of the Kemper Variable Series; the Foreign Bond and Low Duration Bond portfolios of the PIMCO Variable Insurance Trust; and the Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust of Farmers New World Life Insurance Company's Farmers Annuity Separate Account A as of December 31, 2000, and the results of their operations and changes in their net assets for the periods then ended in conformity with accounting principles generally accepted in the United States of America.



April 23, 2001
Seattle, Washington

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)


FARMERS ANNUITY SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                                                    Investment       Due to
                                                                                   at net asset  (from) general
ASSETS                                                                                value          account          Total
------                                                                              ----------      ----------      ----------
Allocation to sub-accounts investing in Janus Aspen Series:
      Capital Appreciation Portfolio, 108,142 shares (cost $3,214,100)              $2,897,128      $    6,405      $2,890,723

Allocation to sub-accounts investing in Kemper Variable Series:
      Government Securities Portfolio, 390,791 shares (cost $457,394)                  467,379           1,097         466,282
      High Yield Portfolio, 26,502 shares (cost $24,255)                                24,286              58          24,228
      Small Cap Growth Portfolio, 155,146 shares (cost $365,150)                       335,794             772         335,022
      Kemper-Dreman High Return Equity Portfolio, 1,081,356 shares
            (cost $1,069,371)                                                        1,164,912           2,459       1,162,453

Allocation to sub-accounts investing in PIMCO Variable Insurance Trust:
      Low Duration Bond Portfolio, 30,308 shares (cost $296,414)                       297,629             707         296,922
      Foreign Bond Portfolio, 7,251 shares (cost $68,269)                               68,156             162          67,994

Allocation to sub-accounts investing in Scudder Variable Life Investment Fund:
      Money Market Portfolio, 119,492 shares (cost $119,492)                           119,492             284         119,208
      Growth and Income Portfolio, 151,152 shares (cost $1,601,476)                  1,568,958           3,335       1,565,623
      International Portfolio, 26,537 shares (cost $381,303)                           378,412             835         377,577
      Bond Portfolio, 61,449 shares (cost $408,215)                                    417,241             991         416,250

Allocation to sub-accounts investing in Franklin Templeton Variable
            Insurance Products Trust:
      Developing Markets Securities Fund, 16,958 shares (cost $95,102)                  88,520             210          88,310
                                                                                                                    ----------

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                                      $7,810,592
                                                                                                                    ==========



See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

FARMERS ANNUITY SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS
PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                               Janus
                                                            Aspen Series                    Kemper Variable Series
                                                            ------------    --------------------------------------------------------
                                                                                                                       Kemper-Dreman
                                                              Capital       Government        High        Small Cap      High Return
                                                            Appreciation    Securities        Yield        Growth          Equity
                                                            Portfolio(a)    Portfolio(a)   Portfolio(b)  Portfolio(a)   Portfolio(a)
                                                            ------------    ------------   ------------  ------------   ------------
INVESTMENT INCOME:
      Dividends                                               $  15,111      $      --     $       --      $      --      $      --
      Charges from Farmers New World Life Company:
            Mortality and expense risk                           (6,879)        (1,110)           (58)          (797)        (2,766)
                                                              ---------      ---------     ----------      ---------      ---------

                        Net investment income (loss)              8,232         (1,110)           (58)          (797)        (2,766)

REALIZED AND UNREALIZED GAINS (LOSSES) ON
            INVESTMENTS:
      Realized gains (losses) from sales of investments:
            Proceeds from sales                                  49,252          7,166              4         16,639         19,727
            Cost of investments sold                             59,782          7,166              4         22,321         20,321
                                                              ---------      ---------     ----------      ---------      ---------

                        Net realized gains (losses)             (10,530)                                      (5,682)          (594)

                        Change in unrealized gains (losses)    (316,973)         9,985             31        (29,356)        95,541
                                                              ---------      ---------     ----------      ---------      ---------

                        Net gains (losses) on investments      (327,503)         9,985             31        (35,038)        94,947
                                                              ---------      ---------     ----------      ---------      ---------

CHANGE IN NET ASSETS RESULTING FROM
      OPERATIONS                                              $(319,271)     $   8,875      $     (27)     $ (35,835)     $  92,181
                                                              =========      =========      =========      =========      =========



(a) For the period beginning April 7, 2000, and ended December 31, 2000
(b) For the period beginning June 7, 2000, and ended December 31, 2000
(c) For the period beginning May 15, 2000, and ended December 31, 2000
(d) For the period beginning August 4, 2000, and ended December 31, 2000



See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

FARMERS ANNUITY SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS (continued)
PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                                      PIMCO Variable                  Scudder Variable
                                                                      Insurance Trust               Life Investment Fund
                                                                ----------------------------     ----------------------------
                                                                Low Duration     Foreign           Money        Growth and
                                                                    Bond           Bond            Market          Income
                                                                Portfolio(c)    Portfolio(b)     Portfolio(b)    Portfolio(a)
                                                                ------------    ------------     ------------    ------------
INVESTMENT INCOME:
      Dividends                                                   $  2,397        $  1,421        $    961        $     11
      Charges from Farmers New World Life Company:
            Mortality and expense risk                                (707)           (162)           (284)         (3,725)
                                                                  --------        --------        --------        --------

                        Net investment income (loss)                 1,690           1,259             677          (3,714)

REALIZED AND UNREALIZED GAINS (LOSSES) ON
            INVESTMENTS:
      Realized gains (losses) from sales of investments:
            Proceeds from sales                                      4,411             836          54,697          28,436
            Cost of investments sold                                 4,412             839          54,697          30,287
                                                                  --------        --------        --------        --------

                        Net realized gains (losses)                     (1)             (3)                         (1,851)

                        Change in unrealized gains (losses)          1,215            (112)                        (32,517)
                                                                  --------        --------                        --------

                        Net gains (losses) on investments            1,214            (115)                        (34,368)
                                                                  --------        --------        --------        --------

CHANGE IN NET ASSETS RESULTING FROM
      OPERATIONS                                                  $  2,904        $  1,144        $    677        $(38,082)
                                                                  ========        ========        ========        ========


(a) For the period beginning April 7, 2000, and ended December 31, 2000
(b) For the period beginning June 7, 2000, and ended December 31, 2000
(c) For the period beginning May 15, 2000, and ended December 31, 2000
(d) For the period beginning August 4, 2000, and ended December 31, 2000



See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

FARMERS ANNUITY SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS (continued)
PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                                             Scudder Variable        Franklin Templeton Variable
                                                                          Life Investment Fund         Insurance Products Trust
                                                                     ------------------------------- ---------------------------
                                                                                                             Developing
                                                                    International           Bond               Markets
                                                                     Portfolio(a)       Portfolio(c)      Securities Fund(d)
                                                                     ------------       ------------      ------------------
INVESTMENT INCOME:
      Dividends                                                        $     6             $    --             $    --
      Charges from Farmers New World Life Company:
            Mortality and expense risk                                    (898)               (991)               (210)
                                                                       -------             -------             -------

                        Net investment income (loss)                      (892)               (991)               (210)

REALIZED AND UNREALIZED GAINS (LOSSES) ON
            INVESTMENTS:
      Realized gains (losses) from sales of investments:
            Proceeds from sales                                          6,674               6,095               2,530
            Cost of investments sold                                     7,346               6,095               3,094
                                                                       -------             -------             -------

                        Net realized gains (losses)                       (672)                                   (564)

                        Change in unrealized gains (losses)             (2,892)              9,027              (6,582)
                                                                       -------             -------             -------

                        Net gains (losses) on investments               (3,564)              9,027              (7,146)
                                                                       -------             -------             -------

CHANGE IN NET ASSETS RESULTING FROM
      OPERATIONS                                                       $(4,456)            $ 8,036             $(7,356)
                                                                       =======             =======             =======


(a) For the period beginning April 7, 2000, and ended December 31, 2000
(b) For the period beginning June 7, 2000, and ended December 31, 2000
(c) For the period beginning May 15, 2000, and ended December 31, 2000
(d) For the period beginning August 4, 2000, and ended December 31, 2000




See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

FARMERS ANNUITY SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                Janus Aspen Series                     Kemper Variable Series
                                                ------------------  --------------------------------------------------------------
                                                     Capital         Government         High           Small Cap        KVS Dreman
                                                   Appreciation      Securities        Yield            Growth         High Return
                                                    Portfolio        Portfolio        Portfolio        Portfolio          Equity
                                                   -----------      -----------      -----------      -----------      -----------
                                                     2000(a)          2000(a)          2000(b)          2000(a)           2000(a)
                                                   -----------      -----------      -----------      -----------      -----------
FROM OPERATIONS
Net investment income (loss)                       $     8,232      $    (1,110)     $       (58)     $      (797)     $    (2,766)
Net realized gains (losses)                            (10,530)              --               --           (5,682)            (594)
Change in unrealized gains (losses)                   (316,973)           9,985               31          (29,356)          95,541
                                                   -----------      -----------      -----------      -----------      -----------

Change in net assets resulting from operations        (319,271)           8,875              (27)         (35,835)          92,181
                                                   -----------      -----------      -----------      -----------      -----------

FROM CAPITAL TRANSACTIONS
Deposits                                             1,206,833          257,508           17,472          111,617          468,741
Benefit payments                                            --               --               --               --               --
Payments on termination                                   (474)            (289)              --               (9)            (298)
Contract maintenance charges                                --               --               --               --               --
Transfers among the sub-accounts
           and with the Fixed Account - net          2,003,635          200,187            6,783          259,249          601,830
                                                   -----------      -----------      -----------      -----------      -----------

Change in net assets resulting
     from capital transactions                       3,209,994          457,406           24,255          370,857        1,070,273
                                                   -----------      -----------      -----------      -----------      -----------

INCREASE (DECREASE) IN NET ASSETS                    2,890,723          466,281           24,228          335,022        1,162,454

NET ASSETS AT BEGINNING OF PERIOD                           --               --               --               --               --
                                                   -----------      -----------      -----------      -----------      -----------

NET ASSETS AT END OF PERIOD                        $ 2,890,723      $   466,281      $    24,228      $   335,022      $ 1,162,454
                                                   ===========      ===========      ===========      ===========      ===========



(a) For the Period Beginning April 7, 2000 and Ended on December 31, 2000
(b) For the Period Beginning June 7, 2000 and Ended on December 31, 2000


See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

FARMERS ANNUITY SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (continued)
PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                                      PIMCO Variable                  Scudder Variable
                                                                     Insurance Trust                 Life Investment Fund
                                                                ----------------------------     ------------------------------
                                                                Low Duration     Foreign           Money           Growth and
                                                                   Bond            Bond            Market            Income
                                                                Portfolio(c)    Portfolio(b)     Portfolio(b)      Portfolio(a)
                                                                ------------    ------------     ------------      ------------
FROM OPERATIONS:
      Net investment income (loss)                              $     1,690      $     1,259      $       677      $    (3,714)
      Net realized gains (losses)                                        (1)              (3)                           (1,851)
      Change in unrealized gains (losses)                             1,215             (112)                          (32,517)
                                                                -----------      -----------      -----------      -----------

                        Change in net assets resulting from
                              operations                              2,904            1,144              677          (38,082)

FROM CAPITAL TRANSACTIONS:
      Deposits                                                      174,804           38,706           78,023          697,589
      Benefit payments
      Payments on termination                                          (169)             (46)                             (395)
      Contract maintenance charges
      Transfers among the sub-accounts and with the
            Fixed Account - net                                     119,383           28,190           40,508          906,511
                                                                -----------      -----------      -----------      -----------

                        Change in net assets resulting              294,018           66,850          118,531        1,603,705
                                                                -----------      -----------      -----------      -----------

INCREASE IN NET ASSETS                                              296,922           67,994          119,208        1,565,623

NET ASSETS AT BEGINNING OF PERIOD
                                                                -----------      -----------      -----------      -----------
NET ASSETS AT END OF PERIOD                                     $   296,922      $    67,994      $   119,208      $ 1,565,623
                                                                ===========      ===========      ===========      ===========


(a) For the period beginning April 7, 2000, and ended December 31, 2000
(b) For the period beginning June 7, 2000, and ended December 31, 2000
(c) For the period beginning May 15, 2000, and ended December 31, 2000
(d) For the period beginning August 4, 2000, and ended December 31, 2000



See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

FARMERS ANNUITY SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (continued)
PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                                                                      Franklin Templeton
                                                                           Scudder Variable           Variable Insurance
                                                                         Life Investment Fund           Products Trust
                                                                   -------------------------------    ------------------
                                                                                                          Developing
                                                                  International          Bond              Markets
                                                                   Portfolio(a)       Portfolio(c)    Securities Fund(d)
                                                                   ------------       ------------    ------------------
FROM OPERATIONS:
      Net investment income (loss)                                  $    (892)         $    (991)         $    (210)
      Net realized gains (losses)                                        (672)                                 (564)
      Change in unrealized gains (losses)                              (2,892)             9,027             (6,582)
                                                                    ---------          ---------          ---------

                        Change in net assets resulting from
                              operations                               (4,456)             8,036             (7,356)

FROM CAPITAL TRANSACTIONS:
      Deposits                                                        153,267            237,320             18,882
      Benefit payments
      Payments on termination                                             (24)              (268)
      Contract maintenance charges
      Transfers among the sub-accounts and with the
            Fixed Account - net                                       228,790            171,162             76,784
                                                                    ---------          ---------          ---------

                        Change in net assets resulting                382,033            408,214             95,666
                                                                    ---------          ---------          ---------

INCREASE IN NET ASSETS                                                377,577            416,250             88,310

NET ASSETS AT BEGINNING OF PERIOD
                                                                    ---------          ---------          ---------

NET ASSETS AT END OF PERIOD                                         $ 377,577          $ 416,250          $  88,310
                                                                    =========          =========          =========


(a) For the period beginning April 7, 2000, and ended December 31, 2000
(b) For the period beginning June 7, 2000, and ended December 31, 2000
(c) For the period beginning May 15, 2000, and ended December 31, 2000
(d) For the period beginning August 4, 2000, and ended December 31, 2000



See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

FARMERS ANNUITY SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


NOTE 1: THE COMPANY

        Farmers Annuity Separate Account A (the Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Farmers New World Life Insurance Company (the Company). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Farmers Group, Inc. (FGI). FGI is a stock holding and management company whose parent is Zurich Financial Services Group.

        During the period ended December 31, 2000, the Company began issuing a variable annuity product with optional riders for guaranteed minimum death benefit and guaranteed retirement income benefit. The deposits collected for these contracts are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively, the Funds):

     JANUS ASPEN SERIES
         Capital Appreciation Portfolio

     KEMPER VARIABLE SERIES
         Government Securities Portfolio
         High Yield Portfolio
         Small Cap Growth Portfolio
         Kemper-Dreman High Return Equity Portfolio

     PIMCO VARIABLE INSURANCE TRUST
         Low Duration Bond Portfolio
         Foreign Bond Portfolio

     SCUDDER VARIABLE LIFE INVESTMENT FUND
         Money Market Portfolio
         Growth and Income Portfolio
         International Portfolio
         Bond Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
         Developing Markets Securities Fund

        The Company owns the assets in the Account and is obligated to pay all benefits under the policies the Company issues. The Company provides insurance and administrative services to the contractholders for a fee. The Company also maintains a fixed account (Fixed Account), to which contractholders may direct their deposits and receive a fixed rate of return. The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     VALUATION OF INVESTMENT ASSETS: Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at the close of business on the last trading day of the year.

     REALIZED GAINS AND LOSSES: Realized gains and losses represent the difference between the proceeds from sales of shares and the cost of such shares, which are determined using the specific identified cost method. Trades are made to generate the greatest loss or smallest gain.

     FEDERAL INCOME TAXES: The Account qualifies as a segregated asset account as defined in the Internal Revenue Code (the Code). As such, the operations of the Account are included in the tax return of the Company. The Company is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     DIVIDENDS: Dividends consist of ordinary income and realized gain distributions declared by the Funds, are recognized on the ex-dividend date, and are reinvested in the Funds.

NOTE 3: EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE: The Company assumes mortality and expense risks related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. At the contractholder's discretion, additional options may be purchased for an additional charge.

     SURRENDER CHARGE: The Company will deduct a surrender charge if, during the pay-in period, the policyholder fully surrenders the policy. The surrender charge in some cases may be significant. Under some circumstances, the level of surrender charges might result in no contract value available for payout.

     ASSET-BASED ADMINISTRATION CHARGE: The Company will deduct a daily asset-based administration charge from each sub-account to help reimburse for administrative charges.

NOTE 4: PURCHASES AND SALES OF INVESTMENTS

        The costs of purchase and sales of investments for the fiscal year ended December 31, 2000, were as follows:

                                                         Purchases          Sales
                                                         ---------          -----
JANUS ASPEN SERIES SUB-ACCOUNT:
      Capital Appreciation Portfolio                     $3,273,882      $   49,251

KEMPER VARIABLE SERIES SUB-ACCOUNTS:
      Government Securities Portfolio                       464,560           7,167
      High Yield Portfolio                                   24,260               4
      Small Cap Growth Portfolio                            387,471          16,639
      Kemper-Dreman High Return Equity Portfolio          1,089,692          19,726

PIMCO VARIABLE INSURANCE TRUST SUB-ACCOUNTS:
      Low Duration Bond Portfolio                           300,826           4,411
      Foreign Bond Portfolio                                 69,108             836

SCUDDER VARIABLE LIFE INVESTMENT FUND SUB-ACCOUNTS:
      Money Market Portfolio                                174,188          54,697
      Growth and Income Portfolio                         1,631,762          28,436
      International Portfolio                               388,650           6,674
      Bond Portfolio                                        414,310           6,096

FRANKLIN TEMPLETON VARIABLE INSURANCE
            PRODUCTS TRUST SUB-ACCOUNT:
      Developing Markets Securities Fund                     98,196           2,530
                                                         ----------      ----------

                                                         $8,316,905      $  196,467
                                                         ==========      ==========

NOTE 5: UNIT VALUES

                                                                                   Net assets
                                                               Units          ----------------------      Expense as a
                                            Sub-account     outstanding       Units         Total         % of average     Total
                                             start date   December 31, 2000   value         value          net assets     returns
                                            -----------   ----------------- --------      ----------      ------------    --------
JANUS ASPEN SERIES SUB-ACCOUNT:
      Capital Appreciation Portfolio          04/07/00         415,890      $   6.95      $2,890,723           .24 %      (11.04)%

KEMPER VARIABLE SERIES SUB-ACCOUNTS:
      Government Securities Portfolio         04/07/00          41,239      $  11.31         466,282           .24          1.90
      High Yield Portfolio                    06/07/00           2,447      $   9.90          24,228           .24          (.11)
      Small Cap Growth Portfolio              04/07/00          48,710      $   6.88         335,022           .24        (10.70)
      Kemper-Dreman High Return Equity
            Portfolio                         04/07/00          85,190      $  13.65       1,162,453           .24          7.93

PIMCO VARIABLE INSURANCE TRUST
            SUB-ACCOUNTS:
      Low Duration Bond Portfolio             05/15/00          26,994      $  11.00         296,922           .24           .98
      Foreign Bond Portfolio                  06/07/00           6,076      $  11.19          67,994           .24          1.68

SCUDDER VARIABLE LIFE INVESTMENT FUND
            SUB-ACCOUNTS:
      Money Market Portfolio                  06/07/00          10,918      $  10.92         119,208           .24           .57
      Growth and Income Portfolio             04/07/00         163,923      $   9.55       1,565,623           .24         (2.43)
      International Portfolio                 04/07/00          45,427      $   8.31         377,577           .24         (1.18)
      Bond Portfolio                          05/15/00          36,787      $  11.32         416,250           .24          1.93

FRANKLIN TEMPLETON VARIABLE INSURANCE
            PRODUCTS TRUST SUB-ACCOUNT:
      Developing Markets Securities Fund      08/04/00          12,035      $   7.34          88,310           .24         (8.33)

NOTE 6: UNITS ISSUED AND REDEEMED

                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                           WITH STANDARD DEATH BENEFIT
                            UNIT ACTIVITY DURING 2000

                                                              Initial                              Units            Accumulation
                                            Sub-account    accumulation    Units      Units     outstanding          unit value
                                            start date      unit value    issued    redeemed  December 31, 2000   December 31, 2000
                                            -----------    ------------   -------   --------  -----------------   -----------------
JANUS ASPEN SERIES SUB-ACCOUNT:
      Capital Appreciation Portfolio          04/07/00      $   9.30      194,307    (6,119)      188,188          $   6.85

KEMPER VARIABLE SERIES SUB-ACCOUNTS:
      Government Securities Portfolio         04/07/00         10.12       22,692      (382)       22,310             10.84
      High Yield Portfolio                    06/07/00          9.77          556        (1)          555              9.11
      Small Cap Growth Portfolio              04/07/00          8.79       14,809      (116)       14,693              6.48
      Kemper-Dreman High Return Equity
            Portfolio                         04/07/00         10.41       37,460      (681)       36,779             13.52

PIMCO VARIABLE INSURANCE TRUST
            SUB-ACCOUNTS:
      Low Duration Bond Portfolio             05/15/00          9.98       15,083      (243)       14,840             10.55
      Foreign Bond Portfolio                  06/07/00         10.14        3,692       (62)        3,630             10.55

SCUDDER VARIABLE LIFE INVESTMENT FUND
            SUB-ACCOUNTS:
      Money Market Portfolio                  06/07/00         10.10       10,160    (5,307)        4,853             10.40
      Growth and Income Portfolio             04/07/00          9.98       74,855    (1,281)       73,574              9.41
      International Portfolio                 04/07/00          9.72       19,190      (637)       18,553              7.88
      Bond Portfolio                          05/15/00          9.86       19,884      (341)       19,543             10.79

FRANKLIN TEMPLETON VARIABLE INSURANCE
            PRODUCTS TRUST SUB-ACCOUNT:
      Developing Markets Securities Fund      08/04/00          8.31        2,556        (6)        2,550              6.94


                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                      WITH GUARANTEED MINIMUM DEATH BENEFIT
                            UNIT ACTIVITY DURING 2000

                                                              Initial                              Units            Accumulation
                                            Sub-account    accumulation    Units      Units     outstanding          unit value
                                            start date      unit value    issued    redeemed  December 31, 2000   December 31, 2000
                                            -----------    ------------   -------   --------  -----------------   -----------------
JANUS ASPEN SERIES SUB-ACCOUNT:
      Capital Appreciation Portfolio          04/07/00      $   9.30      55,356     (103)         55,253         $   6.84

KEMPER VARIABLE SERIES SUB-ACCOUNTS:
      Government Securities Portfolio         04/07/00         10.12       7,261      (12)          7,249            10.82
      High Yield Portfolio                    06/07/00          9.77       1,174                    1,174             9.09
      Small Cap Growth Portfolio              04/07/00          8.79      11,732       (4)         11,728             6.47
      Kemper-Dreman High Return Equity
            Portfolio                         04/07/00         10.41      16,673     (431)         16,242            13.49

PIMCO VARIABLE INSURANCE TRUST
            SUB-ACCOUNTS:
      Low Duration Bond Portfolio             05/15/00          9.98       4,986       (5)          4,981            10.53
      Foreign Bond Portfolio                  06/07/00         10.13       1,199                    1,199            10.53

SCUDDER VARIABLE LIFE INVESTMENT FUND
            SUB-ACCOUNTS:
      Money Market Portfolio                  06/07/00         10.09       1,374                    1,374            10.38
      Growth and Income Portfolio             04/07/00          9.98      25,624     (132)         25,492             9.39
      International Portfolio                 04/07/00          9.72      11,915      (80)         11,835             7.87
      Bond Portfolio                          05/15/00          9.86       7,426       (5)          7,421            10.77

FRANKLIN TEMPLETON VARIABLE INSURANCE
            PRODUCTS TRUST SUB-ACCOUNT:
      Developing Markets Securities Fund      08/04/00          8.30       2,951       (7)          2,944             6.93

                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                       WITH GUARANTEED RETIREMENT BENEFIT
                            UNIT ACTIVITY DURING 2000

                                                              Initial                              Units            Accumulation
                                            Sub-account    accumulation    Units      Units     outstanding          unit value
                                            start date      unit value    issued    redeemed  December 31, 2000   December 31, 2000
                                            -----------    ------------   -------   --------  -----------------   -----------------
JANUS ASPEN SERIES SUB-ACCOUNT:
      Capital Appreciation Portfolio          04/07/00      $   9.30      121,778    (1,099)      120,679            $   6.84

KEMPER VARIABLE SERIES SUB-ACCOUNTS:
      Government Securities Portfolio         04/07/00         10.12        5,667      (438)        5,229               10.82
      High Yield Portfolio                    06/07/00          9.77          718                     718                9.09
      Small Cap Growth Portfolio              04/07/00          8.79       14,250      (337)       13,913                6.47
      Kemper-Dreman High Return Equity
            Portfolio                         04/07/00         10.41       19,039      (585)       18,454               13.49

PIMCO VARIABLE INSURANCE TRUST
            SUB-ACCOUNTS:
      Low Duration Bond Portfolio             05/15/00          9.98        3,337      (265)        3,072               10.53
      Foreign Bond Portfolio                  06/07/00         10.13          616       (95)          521               10.53

SCUDDER VARIABLE LIFE INVESTMENT FUND
            SUB-ACCOUNTS:
      Money Market Portfolio                  06/07/00         10.09        4,551                   4,551               10.38
      Growth and Income Portfolio             04/07/00          9.98       40,181      (536)       39,645                9.39
      International Portfolio                 04/07/00          9.72        6,687       (29)        6,658                7.87
      Bond Portfolio                          05/15/00          9.86        4,586      (407)        4,179               10.77

FRANKLIN TEMPLETON VARIABLE INSURANCE
            PRODUCTS TRUST SUB-ACCOUNT:
      Developing Markets Securities Fund      08/04/00          8.30        6,403      (356)        6,047                6.93


                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                    WITH GUARANTEED MINIMUM DEATH BENEFIT AND
                      GUARANTEED RETIREMENT INCOME BENEFIT
                           UNIT ACTIVITY DURING 2000:

                                                              Initial                              Units            Accumulation
                                            Sub-account    accumulation    Units      Units     outstanding          unit value
                                            start date      unit value    issued    redeemed  December 31, 2000   December 31, 2000
                                            -----------    ------------   -------   --------  -----------------   -----------------
JANUS ASPEN SERIES SUB-ACCOUNT:
      Capital Appreciation Portfolio          04/07/00      $   9.30      59,666    (7,896)        51,770          $   6.83

KEMPER VARIABLE SERIES SUB-ACCOUNTS:
      Government Securities Portfolio         04/07/00         10.12       7,426      (975)         6,451             10.80
      High Yield Portfolio                    06/07/00          9.76                                                   9.07
      Small Cap Growth Portfolio              04/07/00          8.79      10,825    (2,449)         8,376              6.46
      Kemper-Dreman High Return Equity
            Portfolio                         04/07/00         10.41      15,449    (1,734)        13,715             13.47

PIMCO VARIABLE INSURANCE TRUST
            SUB-ACCOUNTS:
      Low Duration Bond Portfolio             05/15/00          9.97       4,809      (708)         4,101             10.51
      Foreign Bond Portfolio                  06/07/00         10.13         773       (47)           726             10.52

SCUDDER VARIABLE LIFE INVESTMENT FUND
            SUB-ACCOUNTS:
      Money Market Portfolio                  06/07/00         10.09         140                      140             10.36
      Growth and Income Portfolio             04/07/00          9.98      28,606    (3,394)        25,212              9.38
      International Portfolio                 04/07/00          9.72       8,929      (548)         8,381              7.86
      Bond Portfolio                          05/15/00          9.85       6,506      (862)         5,644             10.75

FRANKLIN TEMPLETON VARIABLE INSURANCE
            PRODUCTS TRUST SUB-ACCOUNT:
      Developing Markets Securities Fund      08/04/00          8.30         494                      494              6.92

FARMERS NEW WORLD LIFE
INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS FOR THE
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998, AND
INDEPENDENT AUDITORS' REPORT


DELOITTE & TOUCHE LLP

INDEPENDENT AUDITORS' REPORT


Board of Directors
Farmers New World Life Insurance Company
Mercer Island, Washington

We have audited the accompanying balance sheets of Farmers New World Life Insurance Company (a wholly owned subsidiary of Farmers Group, Inc.) (the Company) as of December 31, 2000 and 1999, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of Farmers New World Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




February 12, 2001
Seattle, Washington

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

BALANCE SHEETS (in thousands)
DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

ASSETS                                                                         2000            1999
------                                                                      ----------      ----------
INVESTMENTS (Notes 2 and 3):
      Fixed maturities available-for-sale:
            Bonds, at fair value (cost: $3,677,147 and $3,791,785)          $3,692,444      $3,684,255
            Redeemable preferred stocks, at fair value
                  (cost: $29,649 and $64,176)                                   30,646          64,855
      Equity securities available-for-sale:
            Nonredeemable preferred stocks, at fair value
                  (cost: $11,128 and $1,153)                                    11,500           1,158
            Common stocks, at fair value (cost: $241,781 and $123,567)         212,428         127,556
      Mortgage loans on real estate, net of allowance for losses                36,984          35,834
      Investment real estate, net of accumulated depreciation
            and allowance for losses                                            89,426          66,672
      Surplus notes and certificates of contribution of the P&C Group
            (Note 4)                                                           502,500         119,000
      Policy loans                                                             218,162         201,687
      Joint ventures                                                             9,930           6,662
      S&P 500 call options, at fair value (cost: $29,696 and $19,521)           26,271          32,718
                                                                            ----------      ----------

                        Total investments                                    4,830,291       4,340,397

CASH AND CASH EQUIVALENTS                                                       64,484          93,035

ACCRUED INVESTMENT INCOME                                                       62,906          53,975

OTHER RECEIVABLES                                                               20,823          18,608

DEFERRED POLICY ACQUISITION COSTS                                              537,981         550,908

VALUE OF BUSINESS ACQUIRED (Note 5)                                            300,141         328,718

PROPERTY AND EQUIPMENT, net of accumulated depreciation
     of $9,610 and $8,842                                                       14,970          14,351

OTHER ASSETS:
      Securities lending collateral (Note 6)                                   335,968         262,425
      Other assets                                                               8,326           3,740
      Separate accounts                                                          8,423
                                                                            ----------      ----------

                        Total other assets                                     352,717         266,165
                                                                            ----------      ----------

TOTAL                                                                       $6,184,313      $5,666,157
                                                                            ==========      ==========

--------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY                                          2000              1999
------------------------------------                                      -----------       -----------
POLICY LIABILITIES AND ACCRUALS:
      Future policy benefits                                              $ 3,574,594       $ 3,412,452
      Policy claims                                                            32,509            28,396
                                                                          -----------       -----------

                        Total policy liabilities and accruals               3,607,103         3,440,848

OTHER POLICYHOLDER FUNDS AND DIVIDENDS                                        141,547            83,479

ACCRUED EXPENSES AND OTHER LIABILITIES:
      Securities lending liability (Note 6)                                   335,968           262,425
      Death benefit liability                                                  42,010            45,423
      Other liabilities                                                        70,847            74,636
      Separate accounts                                                         8,423
                                                                          -----------       -----------

                        Total accrued expenses and other liabilities          457,248           382,484

INCOME TAXES (Note 7):
      Current                                                                  18,496            10,006
      Deferred                                                                101,057            93,970
                                                                          -----------       -----------

                        Total income taxes                                    119,553           103,976
                                                                          -----------       -----------

                        Total liabilities                                   4,325,451         4,010,787

CONTINGENCIES (Note 8)

STOCKHOLDER'S EQUITY:
      Common stock, $1 par value - Authorized, 25,000,000 shares;
            issued and outstanding, 6,600,000 shares                            6,600             6,600
      Additional paid-in capital                                              994,246           994,246
      Accumulated other comprehensive loss, net of deferred
            tax benefit of $6,723 and $24,965                                 (12,486)          (46,363)
      Retained earnings (Note 9)                                              870,502           700,887
                                                                          -----------       -----------

                        Total stockholder's equity                          1,858,862         1,655,370
                                                                          -----------       -----------
TOTAL                                                                     $ 6,184,313       $ 5,666,157
                                                                          ===========       ===========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

STATEMENTS OF INCOME (in thousands)
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
--------------------------------------------------------------------------------

                                                                        2000            1999           1998
                                                                      ---------       ---------      ---------
REVENUES:
      Net premiums earned (Note 10)                                   $ 228,519       $ 209,683      $ 173,229
      Universal life and annuity policy charges                         214,504         210,639        206,393
      Net investment income (Note 2)                                    321,989         307,674        293,770
      Net realized investment gains (losses) (Note 2)                    39,856          24,159        (13,473)
      Other income                                                          181              36            707
                                                                      ---------       ---------      ---------

                        Total revenues                                  805,049         752,191        660,626

BENEFITS AND EXPENSES:
      Death and other benefits                                          141,759         137,798        133,984
      Future policy benefits                                             76,327          52,200         23,711
      Interest credited to policyholders                                162,888         157,831        150,618
      Underwriting, acquisition, and insurance expenses:
            Amortization of deferred policy acquisition costs            85,908          83,187         68,997
            Amortization of value of business acquired                   22,849          19,394         23,897
            Net commissions                                               3,881          13,520         18,972
            General insurance expenses and taxes                         51,431          44,077         38,659
                                                                      ---------       ---------      ---------

                        Total benefits and expenses                     545,043         508,007        458,838
                                                                      ---------       ---------      ---------

                        Income before provision for income taxes        260,006         244,184        201,788

PROVISION (BENEFIT) FOR INCOME TAXES (Note 7):
      Current                                                           105,294          85,426         70,690
      Deferred                                                          (14,903)            553            496
                                                                      ---------       ---------      ---------

                        Total provision for income taxes                 90,391          85,979         71,186
                                                                      ---------       ---------      ---------

NET INCOME                                                            $ 169,615       $ 158,205      $ 130,602
                                                                      =========       =========      =========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME (in thousands)
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
--------------------------------------------------------------------------------

                                                                                    2000           1999            1998
                                                                                 ---------       ---------       ---------
NET INCOME                                                                       $ 169,615       $ 158,205       $ 130,602

OTHER COMPREHENSIVE INCOME, net of tax: Unrealized holding gains (losses) on securities:
           Unrealized holding gains (losses) on securities, net
                  of tax provision (benefit) of $31,986,
                  $(96,564), and $7,921                                             59,402        (179,334)         14,711
           Reclassification adjustment for (gains) losses
                  included in net income, net of tax provision
                  (benefit) of $434, $(1,749), and $357                               (805)          3,249            (662)
                                                                                 ---------       ---------       ---------

                        Net unrealized holding gains (losses) on
                              securities, net of tax provision (benefit) of
                              $31,552, $(94,815), and $7,565                        58,597        (176,085)         14,049

      Effect of the change in net unrealized gains and losses
            on other insurance accounts, net of tax provision
            (benefit) of $(13,311), $28,332, and $(1,949)                          (24,720)         52,617          (3,619)
                                                                                 ---------       ---------       ---------

COMPREHENSIVE INCOME                                                             $ 203,492       $  34,737       $ 141,032
                                                                                 =========       =========       =========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY (in thousands)
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
--------------------------------------------------------------------------------

                                                                                      Accumulated
                                                                         Additional       other                       Total
                                                             Common       paid-in     comprehensive    Retained    stockholder's
                                                              stock       capital     income (loss)    earnings       equity
                                                          -----------   -----------   -------------  -----------   -------------
BALANCE, January 1, 1998                                  $     6,600   $   994,246   $    66,675    $   412,080   $ 1,479,601

      Net income                                                                                         130,602       130,602

      Unrealized gains on available-
          for-sale investments arising
             during the period, net of tax of $7,921                                       14,711                       14,711

      Reclassification adjustment for
           gains included in net income,
             net of tax of $(357)                                                            (662)                        (662)

      Change in effect of unrealized losses
          on other insurance accounts,
             net of tax of $(1,949)                                                        (3,619)                      (3,619)
                                                          -----------   -----------   -----------    -----------   -----------

BALANCE, December 31, 1998                                      6,600       994,246        77,105        542,682     1,620,633

      Net income                                                                                         158,205       158,205

      Unrealized losses on available-
          for-sale investments arising
            during the period, net of tax of $(96,564)                                   (179,334)                    (179,334)

      Reclassification adjustment for
          losses included in net income,
            net of tax, of $1,749                                                           3,249                        3,249

      Change in effect of unrealized gains
         on other insurance accounts,
            net of tax of $28,332                                                          52,617                       52,617
                                                          -----------   -----------   -----------    -----------   -----------

BALANCE, December 31, 1999                                      6,600       994,246       (46,363)       700,887     1,655,370

      Net income                                                                                         169,615       169,615

      Unrealized gains on available-
         for-sale investments arising
           during the period, net of tax of $31,986                                        59,402                       59,402

      Reclassification adjustment for gains included in
           net income, net of tax of $434                                                    (805)                        (805)

      Change in effect of unrealized losses on other
          insurance accounts, net of tax of $(13,311)                                     (24,720)                     (24,720)
                                                          -----------   -----------   -----------    -----------   -----------

BALANCE, December 31, 2000                                $     6,600   $   994,246   $   (12,486)   $   870,502   $ 1,858,862
                                                          ===========   ===========   ===========    ===========   ===========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)
STATEMENTS OF CASH FLOWS (in thousands)
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
--------------------------------------------------------------------------------

                                                                                        2000            1999            1998
                                                                                     -----------     -----------     -----------
OPERATING ACTIVITIES:
      Net income                                                                     $   169,615     $   158,205     $   130,602
      Adjustments to reconcile net income to
                  net cash provided by operating activities:
            Universal life type contracts:
                  Deposits received                                                      302,774         302,424         299,007
                  Withdrawals                                                           (263,643)       (253,228)       (241,765)
                  Interest credited                                                       76,006          71,386          67,585
            Realized investment losses (gains)                                           (39,856)        (24,159)         13,473
            Amortization of deferred policy acquisition costs and VOBA                   108,757         102,581          92,894
            Deferred income tax expense (benefit)                                        (14,903)            553             496
            Depreciation                                                                   1,260           2,606           2,544
            Cash provided (used) by changes in operating assets and liabilities:
                  Federal income taxes payable                                             8,490           5,826           4,180
                  Deferred policy acquisition costs                                     (105,283)        (99,568)        (93,047)
                  Life insurance policy liabilities                                       81,135          55,478          27,802
                  Other policyholder funds                                                58,068          26,121          (2,714)
                  Other                                                                   13,237          12,768          31,758
                                                                                     -----------     -----------     -----------

      Net cash provided by operating activities                                          395,657         360,993         332,815

INVESTING ACTIVITIES:
      Purchase of bonds and stocks available-for-sale                                   (904,259)     (1,322,589)       (660,918)
      Proceeds from sales or maturities of bonds and stocks available-for-sale           944,436         953,106         458,364
      Mortgage loan collections                                                            4,800          18,421          36,839
      Purchase of investment real estate                                                 (25,287)        (20,640)           (908)
      Proceeds from sale of investment real estate                                         6,651          10,565           8,557
      Increase in policy loans                                                           (16,475)        (16,475)        (19,317)
      Purchase of capital assets                                                          (7,174)         (2,508)           (572)
      Purchase of surplus notes and certificates of contribution of the P&C Group       (383,500)                       (119,000)
      Purchase of options                                                                (10,175)         (8,216)         (7,855)
      Other                                                                               (3,549)          1,891             320
                                                                                     -----------     -----------     -----------

      Net cash used by investing activities                                             (394,532)       (386,445)       (304,490)

FINANCING ACTIVITIES:
      Annuity contracts:
            Deposits received                                                            163,111         157,468         144,793
            Withdrawals                                                                 (255,615)       (194,187)       (202,244)
            Interest credited                                                             62,828          91,422          82,930
                                                                                     -----------     -----------     -----------

      Net cash provided (used) by financing activities                                   (29,676)         54,703          25,479
                                                                                     -----------     -----------     -----------

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                         (28,551)         29,251          53,804

CASH AND CASH EQUIVALENTS:
      Beginning of year                                                                   93,035          63,784           9,980
                                                                                     -----------     -----------     -----------

      End of year                                                                    $    64,484     $    93,035     $    63,784
                                                                                     ===========     ===========     ===========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
      Cash paid during the year for:
            Income taxes                                                             $    92,860     $    82,047     $    41,250
            Interest                                                                          23             125             945

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
--------------------------------------------------------------------------------


NOTE 1: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     THE COMPANY: The accompanying financial statements include the accounts of Farmers New World Life Insurance Company (the Company), a wholly owned subsidiary of Farmers Group, Inc. (FGI), whose ultimate parent is Zurich Financial Services Group. FGI, a management services insurance holding company, is attorney-in-fact for three inter-insurance exchanges and their subsidiaries (the Exchanges) and owns a reinsurance company, Farmers Re. In March 2000, the Exchanges acquired Foremost Corporation of America and its subsidiaries (Foremost), a prominent writer of manufactured homes, recreational vehicles and other specialty lines. References to the P&C Group are to the three inter-insurance exchanges (the Exchanges) and their subsidiaries, Farmers Texas County Mutual Insurance Company, Foremost County Mutual Company and Foremost Lloyds of Texas.

     In December 1988, BATUS Inc. (BATUS), a subsidiary of B.A.T Industries p.l.c. (B.A.T), acquired 100% ownership of FGI and its subsidiaries for $5,212,619,000 in cash, including related expenses, through its wholly owned subsidiary, BATUS Financial Services. Immediately thereafter, BATUS Financial Services was merged into FGI. The acquisition was accounted for as a purchase and, accordingly, the acquired assets and liabilities were recorded in the Company's balance sheet based on their estimated fair values at December 31, 1988.

     At the time of purchase, a portion of the purchase price, $530,076,000, was assigned to the Company's value of business acquired (VOBA), which represented an actuarial determination of the expected profits from the business in-force at the date of B.A.T's acquisition of FGI. The amount so assigned is being amortized over its actuarially determined useful life with the unamortized amount included in value of business acquired in the accompanying balance sheets.

     In September 1998, the financial services businesses of B.A.T, which included the Company, were merged with Zurich Insurance Company (ZIC). The businesses of ZIC and the financial services businesses of B.A.T were transferred to Zurich Group Holding (ZGH), formerly known as Zurich Financial Services, a Swiss company with headquarters in Zurich, Switzerland. This merger was accounted for by ZGH as a pooling of interests under International Accounting Standards.

     NATURE OF OPERATIONS: The Company concentrates its activities in the individual life insurance and annuity markets. Principal lines of business include traditional and universal whole life products, as well as term life insurance. Additionally, the Company issues flexible and single premium deferred annuities, single premium immediate annuities, equity-indexed annuities, and structured settlements. Beginning in 2000, the Company added variable universal life and variable annuity products and the Farmers Level Term 2000 plans to its product line.

     The Company and the Exchanges operate using federally registered trade names, including Farmers Insurance Group of Companies(R), Farmers Insurance Group(R), and Farmers(R). In addition, the Company and the P&C Group distribute their respective insurance products through a common network of direct writing agents and district managers. As of December 31, 2000, this network consisted of approximately 15,000 direct writing agents and approximately 500 district managers, each of whom is an independent contractor. The size, efficiency, and scope of this agency force have made it a major factor in the P&C Group's and the Company's growth. Each direct writing agent is required to first submit business to the insurers in the Farmers Insurance Group of Companies within the classes and lines of business written by such insurers. To the extent that such insurers decline such business or do not underwrite it, the direct writing agents may offer the business to other insurers.

     The Company is currently licensed in 43 states, primarily in the western, midwestern, and southwestern regions of the United States.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     REVENUE RECOGNITION: Premiums for traditional life, structured settlement contracts involving life contingencies (SSILC), and accident and health insurance products are recognized as revenues when due from policyholders. Policy withdrawal, maintenance, and other charges are recognized as income when earned.

     Revenues associated with universal life and variable universal life products consist of policy charges for the cost of insurance, policy administration fees, surrender charges, and investment income on assets allocated to support policyholder account balances on deposit. Revenues for deferred fixed and variable annuity products and structured settlement contracts not involving life contingencies (SSNILC) consist of surrender charges, investment income on assets allocated to support policyholder account balances on deposit, and administrative charges for equity-indexed annuities. Consideration received for interest-sensitive insurance, SSNILC, and annuity products is recorded as a liability when received.

     INVESTMENTS: The Company has classified all investments in fixed maturities and equity securities as available-for-sale and reports them on the balance sheet at fair value with unrealized gains and losses, net of tax, excluded from earnings and reported as accumulated other comprehensive income, a component of stockholder's equity. As of December 31, 2000, 1999 and 1998, there were no securities designated as held-to-maturity or trading.

     Realized gains (losses) on sales, redemptions, and write-downs of investments are determined based on the net book value of individual investments.

     Investment real estate consists of properties purchased for investment and properties acquired through foreclosure and is carried at the lower of cost less accumulated depreciation of $29,369,000 in 2000, $27,292,000 in 1999, or market. Depreciation is provided on a straight-line basis over 35 years, the estimated life of the properties.

     The Company follows the provisions of Statement of Financial Accounting Standards (SFAS) No. 118 (amending SFAS No. 114), Accounting by Creditors for Impairment of a Loan, which requires that impaired loans be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral, if the loan is collateral dependent. No material amounts were recognized for impaired loans in the periods presented.

     DEFERRED POLICY ACQUISITION COSTS: The costs of acquiring new traditional life business, principally first-year commissions and other expenses for policy underwriting and issuance (which are primarily related to and vary with the production of new business), are deferred and amortized proportionately over the estimated period during which the related premiums will be recognized as income, based on the same assumptions that are used for computing the liabilities for future policy benefits.

     Policy acquisition costs for universal life and variable universal life and deferred fixed and variable annuity products are deferred and amortized in relation to the present value of expected gross profits on the policies. Deferred Policy Acquisition Costs (DAC) include amounts associated with the unrealized gains and losses recorded as other comprehensive income, a component of stockholder's equity. Accordingly, DAC is increased or decreased for the impact of estimated future gross profits as if net unrealized gains or losses on securities had been realized at the balance sheet date. Net unrealized gains or losses on securities within other comprehensive income also reflect this impact.

     VALUE OF BUSINESS ACQUIRED: The present value of the business acquired in the 1988 merger with B.A.T is being amortized as the life insurance business in-force at the time of the merger declines.

     PROPERTY AND EQUIPMENT: Depreciation of property and equipment has been provided using the straight-line method with estimated useful lives of 10 to 45 years for buildings and improvements and five years for furniture and equipment.

     LONG-LIVED ASSETS: In accordance with SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of, long-lived assets and certain identifiable intangibles to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No such impairments have occurred.

     SEPARATE ACCOUNTS: In April 2000, the Company began issuing variable universal life and deferred variable annuity contracts. The assets and liabilities held in the Separate Accounts (the Accounts) are legally segregated from the general assets of the Company. The assets held in the Accounts are comprised of investments in 12 sub-accounts. Each sub-account invests exclusively in shares of a designated portfolio of a fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that same portfolio. The deposits collected for variable contracts are invested at the direction of the contractholders in the sub-accounts that comprise the Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the underlying mutual fund portfolios (collectively, the Funds).

     The assets of the Accounts are carried at fair value. The Accounts' liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income and comprehensive income. Revenues to the Company from the Accounts consist of administration, surrender, and mortality and expense fees.

     POLICY LIABILITIES AND ACCRUALS: Liabilities for future policy benefits for traditional life policies are computed principally on a net level premium method reflecting estimated future investment yields, mortality, morbidity, and withdrawals. Interest rate assumptions range from 2.25% to 8.75% depending upon the year of issue. Mortality is calculated principally on select and ultimate tables in common usage in the industry, modified for Company experience, and withdrawals are estimated based primarily on experience.

     Liabilities for future policy benefits on universal life and variable universal life and deferred fixed and variable annuity products are determined under the retrospective deposit method and consist principally of policy values before any surrender charges. Liabilities for future policy benefits on SSNILC are recorded when the payments are received.

     Unpaid policy claims include claims in the course of settlement and a provision for claims incurred but not reported, based on past experience.

     LIFE SALES MANAGEMENT SERVICES: Fees charged to the Company by FGI for sales and marketing services were $21,027,000, $21,750,000, and $21,187,000 in 2000, 1999, and 1998, respectively, and are accounted for as deferred policy acquisition costs except for advertising expenses, which are expensed as incurred, of $1,837,000, $1,814,000, and $1,336,000 in 2000,
     1999, and 1998, respectively.

     STATEMENTS OF CASH FLOWS: For purposes of reporting cash flows, the Company considers short-term investments purchased with an initial maturity of three months or less to be cash equivalents.

     ACCOUNTING PRONOUNCEMENTS: In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. This SOP, effective for financial statements issued for periods beginning after December 15, 1998, applies to all nongovernmental entities and establishes the rules for capitalizing or expensing software costs developed or obtained for internal use. During 2000 and 1999, the Company capitalized $11,372,000 and $6,724,000 in accordance with this SOP, respectively.

     In 1998, the Financial Accounting Standards Board (FASB) released SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This statement, effective for financial statements of public and nonpublic entities issued for fiscal years beginning after June 15, 1999, and deferred until June 15, 2000, by SFAS No. 137, Deferral of Effective Date of FASB Statement No. 133, establishes accounting and reporting standards for derivative instruments (including certain derivative instruments embedded in other contracts) and for hedging activities. SFAS No. 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at market value. The Company does not expect the adoption of this statement to have a material impact on its financial statements.

     S&P 500 call options, which are considered derivatives under SFAS No. 133, are already measured and recorded at market value.

NOTE 2: INVESTMENTS

     INVESTMENT INCOME: The sources of investment income for the years ended December 31 are as follows (in thousands):

                                                   2000        1999        1998
                                                 --------    --------    --------
Bonds                                            $264,433    $270,191    $257,422
Common and preferred stocks                         4,399       5,737       8,123
Mortgage loans on real estate                       3,892       5,060       8,789
Investment real estate                             12,058       9,415       9,907
Policy loans                                       15,881      14,436      12,993
Surplus notes and certificate of contribution      27,533       7,259       2,279
   of the P&C Group
Short-term investments                              4,566       4,814       2,991
Other                                               1,814       2,899       4,924
                                                 --------    --------    --------

Gross investment income                           334,576     319,811     307,428
Less investment expenses                           12,587      12,137      13,658
                                                 --------    --------    --------

Net investment income                            $321,989    $307,674    $293,770
                                                 ========    ========    ========

     The Company's investment expenses included approximately $321,000, $737,000, and $1,143,000 in 2000, 1999, and 1998, respectively, that were paid to its parent company, FGI.

     In June 1998, the Company's investment management was transferred to Zurich Scudder Investments, Inc. (ZSI), formerly known as Scudder Kemper Investments, Inc., an indirect subsidiary of Zurich. In 2000 and 1999, approximately $1,608,000 and $1,469,000, respectively, of the Company's investment expenses were paid to ZSI.

     REALIZED GAINS (LOSSES): Realized investment gains (losses) for the years ended December 31 are as follows (in thousands):

                                   2000           1999           1998
                                 --------       --------       --------
Bonds                            $ (9,597)      $ 17,558       $(15,126)
Redeemable preferred stocks         2,688            450             25
Common stocks                      32,783          4,589            117
Investment real estate             13,982          1,562          1,393
Other                                                               118
                                 --------       --------       --------
                                 $ 39,856       $ 24,159       $(13,473)
                                 ========       ========       ========

     Properties acquired through foreclosure were $16,614,000 and $18,805,000 at December 31, 2000 and 1999, respectively. During 2000 and 1999, the Company recorded $470,000 and $386,000 in realized gains and $15,000 and $1,114,000 in realized losses on the sale of real estate acquired through foreclosure, respectively. During the year ended December 31, 2000, the Company eliminated the $3,263,000 allowance for real estate losses that was maintained as of December 31, 1999 and 1998, as a result of an evaluation of the exposure to loss.

     UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES: Gross unrealized gains (losses) pertaining to nonredeemable preferred stocks and common stocks stated at fair value as of December 31 are as follows (in thousands):


                                                  Gains          Losses          Net
                                                 --------       --------       --------
2000:
      Nonredeemable preferred stocks             $    439       $    (67)      $    372
      Common stocks                                10,539        (39,892)       (29,353)
                                                 --------       --------       --------

                                                 $ 10,978       $(39,959)       (28,981)
                                                 ========       ========

      Less deferred federal income taxes                                         10,143
                                                                               --------

                                                                               $(18,838)
                                                                               ========

1999:
      Nonredeemable preferred stocks             $     97       $    (92)      $      5
      Common stocks                                11,350         (7,361)         3,989
                                                 --------       --------       --------

                                                 $ 11,447       $ (7,453)         3,994
                                                 ========       ========

      Less deferred federal income taxes                                         (1,398)
                                                                               --------

                                                                               $  2,596
                                                                               ========

     UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES: Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities as of December 31 are as follows (in thousands):

                                                                   Gross             Gross           Estimated
                                                 Amortized       unrealized        unrealized          fair
                                                    cost           gains             losses            value
                                                -----------      -----------       -----------       -----------
2000:
      Fixed maturities available-for-sale:
            U.S. Treasury securities and
                  obligations of U.S.
                  government corporations
                  and agencies                  $   210,305      $     3,087       $    (1,020)      $   212,372
            Obligations of states and
                  political subdivisions             34,335              785                (2)           35,118
            Debt securities issued by
                  foreign governments                53,382            1,515            (1,260)           53,637
      Corporate securities                        1,695,881           30,450           (38,465)        1,687,866
      Mortgage-backed securities                  1,683,244           32,699           (12,492)        1,703,451
                                                -----------      -----------       -----------       -----------

                                                  3,677,147           68,536           (53,239)        3,692,444
      Redeemable preferred stock                     29,649            1,577              (580)           30,646
                                                -----------      -----------       -----------       -----------

                                                $ 3,706,796      $    70,113       $   (53,819)      $ 3,723,090
                                                ===========      ===========       ===========       ===========

1999:
      Fixed maturities available-for-sale:
            U.S. Treasury securities and
                  obligations of U.S.
                  government corporations
                  and agencies                  $   350,845      $       553       $   (20,033)      $   331,365
            Obligations of states and
                  political subdivisions            314,988            3,105            (5,420)          312,673
            Debt securities issued by
                  foreign governments                62,214            5,336            (1,045)           66,505
      Corporate securities                        1,223,504            6,957           (47,222)        1,183,239
      Mortgage-backed securities                  1,840,234            8,758           (58,519)        1,790,473
                                                -----------      -----------       -----------       -----------

                                                  3,791,785           24,709          (132,239)        3,684,255
      Redeemable preferred stock                     64,176            1,347              (668)           64,855
                                                -----------      -----------       -----------       -----------

                                                $ 3,855,961      $    26,056       $  (132,907)      $ 3,749,110
                                                ===========      ===========       ===========       ===========

     MATURITIES OF FIXED MATURITIES: The amortized cost and estimated fair value of fixed maturities classified as available-for-sale by contractual maturity at December 31, 2000, are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                             Amortized       Estimated
                                                               cost          fair value
                                                             ----------      ----------
Fixed maturities available-for-sale:
      Due in one year or less                                $  245,303      $  242,313
      Due after one year through five years                     598,685         595,488
      Due after five years through 10 years                     587,750         591,072
      Due after 10 years                                        562,165         560,120
                                                             ----------      ----------

                                                              1,993,903       1,988,993
Mortgage-backed securities                                    1,683,244       1,703,451
Preferred stock with characteristics of debt securities          29,649          30,646
                                                             ----------      ----------

                                                             $3,706,796      $3,723,090
                                                             ==========      ==========

     In determining estimated fair value, management obtains quotations from independent sources who make markets in similar securities, generally broker/dealers. Unless representative trades of securities actually occurred at December 31, 2000, these quotes are generally estimates of market value based on an evaluation of appropriate factors, such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issue, and other market data.

     SALE AND IMPAIRMENT OF DEBT SECURITIES: The gross gains, gross losses, proceeds from sales, and write-downs of debt securities for the years ended December 31 are as follows (in thousands):


                                Gross        Gross                        Write-
                                gains        losses        Proceeds       downs
                              --------      --------       --------      --------
2000                          $ 17,644      $(24,554)      $732,155      $(22,429)
1999                            35,321       (17,313)       910,601
1998                            11,742          (468)       458,247       (26,356)

NOTE 3: FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts. The carrying value and estimated fair value of assets and liabilities as of December 31 are as follows (in thousands):

                                                                                   Estimated
                                                                    Carrying         fair
                                                                      value          value
                                                                   ----------      ----------
2000:
      Assets:
            Cash and cash equivalents                              $   64,484      $   64,484
            Fixed maturities available-for-sale                     3,723,090       3,723,090
            Non-redeemable preferred stock available-for-sale          11,500          11,500
            Common stock available-for-sale                           212,428         212,428
            Mortgage loans                                             36,984          41,815
            Surplus notes and certificates of contribution            502,500         502,500
               of the P&C Group
            Policy loans                                              218,162         226,304
            Joint ventures                                              9,930          12,676
            S&P call options                                           26,271          26,271
            Separate accounts                                           8,423           8,423

      Liabilities:
            Future policy benefits - Deferred annuities             1,510,908       1,467,806
            Separate accounts                                           8,423           8,423

1999:
      Assets:
            Cash and cash equivalents                              $   93,035      $   93,035
            Fixed maturities available-for-sale                     3,749,110       3,749,110
            Non-redeemable preferred stock available-for-sale           1,158           1,158
            Common stock available-for-sale                           127,556         127,556
            Mortgage loans                                             35,834          43,818
            Surplus notes of the P&C Group                            119,000         119,000
            Policy loans                                              201,687         199,166
            Joint ventures                                              6,662           5,137
            S&P call options                                           32,718          32,718

      Liabilities:
            Future policy benefits - Deferred annuities             1,531,412       1,481,098

The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2000 and 1999:

     CASH AND CASH EQUIVALENTS: The carrying amounts of these items are reasonable estimates of their fair value.

     FIXED MATURITIES, REDEEMABLE AND NONREDEEMABLE PREFERRED STOCK, AND COMMON
     STOCK: The estimated fair values of bonds, redeemable and nonredeemable preferred stock, and common stock are based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services.

     MORTGAGE LOANS: The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality, and average maturity of the composite portfolio.

     POLICY LOANS: The estimated fair value of policy loans is determined by discounting future cash flows using the current rates at which similar loans would be made.

     SURPLUS NOTES AND CERTIFICATES OF CONTRIBUTION OF THE P&C GROUP: The carrying amounts of these items are a reasonable estimate of their fair market value.

     JOINT VENTURES: The estimated fair value of the joint ventures is based on quoted market prices, current appraisals, and independent pricing services.

     S&P 500 CALL OPTIONS: S&P 500 call options are purchased as hedges against the interest liabilities generated on the equity-indexed annuity products. These call options are carried at an estimated fair value based on stock price, strike price, time to expiration, interest rates, dividends, and volatility using the methodology of the Black-Scholes option pricing formula.

     FUTURE POLICY BENEFITS -- DEFERRED ANNUITIES: The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

     SEPARATE ACCOUNTS: Amounts are carried at market value for financial statement purposes.

NOTE 4: SURPLUS NOTES AND CERTIFICATES OF CONTRIBUTION OF THE P&C GROUP

The Company owns multiple surplus notes issued by the P&C Group. During the year 2000, the Company purchased $296,000,000 of certificates of contribution of the P&C Group which bear interest at 7.85% annually and are payable in full no later than March 2010.

The Company recognized interest income of $17,526,000 on this note in 2000.

Another note, in the amount of $87,500,000, was purchased in August 2000. This surplus note bears interest at 8.50% annually and is payable in full no later than March 2005.

The Company recognized interest income of $2,748,000 on this note in 2000.

Another note, in the amount of $119,000,000, was purchased in September 1998. This surplus note bears interest at 6.10% annually and is payable in full no later than October 2001.

The Company recognized interest income of $7,259,000, $7,259,000 and $2,279,000 on this note in 2000, 1999, and 1998, respectively.

Conditions governing repayment of the amounts are outlined in the certificates of contribution and the surplus notes. Generally, repayment may be made only when the surplus balance of the issuer reaches a specified level, and then only after approval is granted by the issuer's governing Board and the appropriate state insurance regulatory department.

NOTE 5: VALUE OF BUSINESS ACQUIRED

The changes in the VOBA were as follows (in thousands) as of December 31:

                                                                2000               1999               1998
                                                              ---------          ---------          ---------
Balance, beginning of year                                    $ 328,718          $ 334,442          $ 359,146
Amortization related to operations                              (51,648)           (50,392)           (53,598)
Interest accrued                                                 28,799             30,998             29,701
Amortization related to net unrealized gains (losses)            (5,728)            13,670               (807)
                                                              ---------          ---------          ---------

Balance, end of year                                          $ 300,141          $ 328,718          $ 334,442
                                                              =========          =========          =========

Based on current conditions and assumptions as to future events, the Company expects to amortize the December 31, 2000, balance as follows: approximately 7.0% in 2001 and 2002, 8.0% in 2003, 2004, and 2005. The discount rate used to determine the amortization rate of the VOBA ranged from 12.5% to 7.5%.

NOTE 6: SECURITY LENDING ARRANGEMENT

The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the market value of domestic securities and 105% of the market value of other securities subject to the loan.

The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in highly liquid, fixed income assets with a maturity of less than one year. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company was $626,000, $798,000, and $899,000 in 2000, 1999, and 1998, respectively. As of December 31, 2000 and 1999, the Company recorded $335,968,000 and $262,425,000, respectively, of collateral in other assets and in accrued expenses and other liabilities.

NOTE 7: INCOME TAXES

The Company files a consolidated federal income tax return with Farmers Group, Inc. and its subsidiaries.

The Company uses the asset and liability method of accounting for income taxes under SFAS No. 109, Accounting for Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled. A valuation allowance for deferred tax assets is recognized to the extent that utilization is not likely.

The components of the provision for income taxes are as follows (in thousands):

                                     2000               1999               1998
                                   ---------          ---------          ---------
Current:
      Federal                      $ 104,187          $  83,823          $  69,601
      State                            1,107              1,603              1,089
                                   ---------          ---------          ---------

            Total current            105,294             85,426             70,690

Deferred:
      Federal                        (14,253)             1,127                496
      State                             (650)              (574)
                                   ---------          ---------          ---------

            Total deferred           (14,903)               553                496
                                   ---------          ---------          ---------

Total                              $  90,391          $  85,979          $  71,186
                                   =========          =========          =========

The table below reconciles the provision for income taxes computed at the U.S. statutory income tax rate of 35% to the Company's provision for income taxes (in thousands):

                                       2000              1999              1998
                                     --------          --------          --------
Expected tax expense                 $ 91,002          $ 85,464          $ 70,626
Tax-exempt investment income           (1,070)           (1,410)           (1,705)
State taxes                               457             1,029             1,089
Other, net                                  2               896             1,176
                                     --------          --------          --------

Reported income tax expense          $ 90,391          $ 85,979          $ 71,186
                                     ========          ========          ========

The tax effects of temporary differences that give rise to significant portions of the net deferred tax liabilities as of December 31 are presented in the following table (in thousands):


                                                 2000               1999
                                               ---------          ---------
Deferred policy acquisition costs              $ 234,762          $ 245,850
Future policy benefits                           (89,459)          (115,336)
Investments                                      (33,601)           (15,447)
Valuation of investments in securities            (6,723)           (24,965)
Depreciable assets                                 4,334              4,620
Other                                             (8,256)              (752)
                                               ---------          ---------

Net deferred tax liabilities                   $ 101,057          $  93,970
                                               =========          =========

There was no valuation allowance recognized for deferred tax assets in 2000 or 1999.

NOTE 8: CONTINGENCIES

The Company is subject to lawsuits arising from its normal business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct which should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company's financial position or results of operations.

NOTE 9: REGULATORY MATTERS

The Company, domiciled in Washington State, prepares its statutory financial statements in accordance with accounting practices prescribed by the Office of the Insurance Commissioner of the State of Washington (OIC). Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations, and general administrative rules.

Statutory stockholder's equity was $1,090,597,000 and $989,615,000 as of December 31, 2000 and 1999, respectively. Statutory net income for the years ended December 31, 2000, 1999, and 1998, was $134,756,000, $114,909,000, and
$98,796,000, respectively.

Statutory unassigned surplus of $1,080,798,000 and $979,816,000 included in retained earnings at December 31, 2000 and 1999, respectively, is the amount held for the benefit of the stockholder. The entire amount in 2000 and 1999 is designated as stockholder's surplus for tax purposes and would not subject the Company to taxation if paid as a cash dividend.

The maximum amount of dividends that can be paid to stockholders by state of Washington insurance companies without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus. The maximum dividend payout which could be made without prior approval is $135,563,000 in 2001.

Dividends are determined by the Board of Directors.

As of December 31, 2000 and 1999, the Company's risk-based capital exceeded the amount required by the OIC. The NAIC has developed the codification of statutory accounting practices (the Codification), which was effective on January 1, 2001. The State of Washington has adopted the Codification; however, there are conflicts between state law and the Codification. For example, the Codification admits deferred tax assets, whereas it appears that Washington will nonadmit these assets. In such instances, state law overrules the Codification. Management does not believe that the Codification would have a material effect on statutory surplus had it been adopted in the state of Washington as of December 31, 2000.

NOTE 10: REINSURANCE

The Company has ceded business under both yearly renewable-term contracts and coinsurance contracts. The policy benefit liabilities and unpaid claim amounts attributable to such business are stated as other receivables on the balance sheets. The carrying value of reinsurance receivables included in other receivables totaled approximately $15,173,000 and $10,846,000 at December 31, 2000 and 1999, respectively. The Company utilizes several reinsurers to minimize concentration of credit risk.

The Company has established retention limits for automatic reinsurance ceded. The maximum retention on new issues is $2,000,000 per life for the Farmers Flexible Universal Life policy and $1,500,000 per life for all traditional policies except Farmers Yearly Renewable Term. The maximum retention on new issues is $800,000 per life for Farmers Yearly Renewable Term. The excess risk is reinsured with an outside reinsurer. Increases in policy benefit liabilities and claims expense are stated net of increases in future policy benefit liabilities and claims expenses applicable to reinsurance ceded. Death and other benefits expense is reduced by $6,602,000, $3,052,000, and $4,074,000 in 2000,
1999, and 1998, respectively, of reinsurance recoveries. The Company is contingently liable with respect to reinsurance ceded in the event that a reinsurer is unable to meet its obligations under existing reinsurance agreements.

Effective January 2000, the Company entered into a new co-insurance agreement with a reinsurer. The Company agreed to cede a significant portion of the risk of the Farmers Level Term 2000 policies. The co-insurance agreement cedes 90% of premium and risk.

The effect of reinsurance on premiums and amounts earned for the years ended December 31 is as follows (in thousands):

                              2000                1999               1998
                            ---------          ---------          ---------
Direct premiums             $ 252,213          $ 214,557          $ 168,159
Reinsurance assumed             9,833              9,065              8,798
Reinsurance ceded             (33,527)           (13,939)            (3,728)
                            ---------          ---------          ---------

Net premiums earned         $ 228,519          $ 209,683          $ 173,229
                            =========          =========          =========

Premiums assumed from unaffiliated companies approximated $9,833,000, $9,065,000, and $8,798,000 in 2000, 1999, and 1998, respectively, which represent 4.3%, 4.3%, and 5.1%, of the net premiums earned in 2000, 1999, and 1998, respectively. Claims paid to unaffiliated companies on assumed reinsurance were approximately $9,131,000, $8,134,000, and $7,998,000 in 2000, 1999, and
1998, respectively.

NOTE 11: EMPLOYEES' RETIREMENT PLANS

The Company participates in FGI's two noncontributory defined benefit pension plans (the Regular Plan and the Restoration Plan). The Regular Plan covers substantially all employees of FGI, its subsidiaries, and the P&C Group who have reached age 21 and have rendered one year of service. Benefits are based on years of service and the employee's compensation during the last five years of employment. The Restoration Plan provides supplemental retirement benefits for certain key employees of FGI, its subsidiaries, and the P&C Group.

FGI's policy is to fund the amount determined under the aggregate cost method, provided it does not exceed funding limitations. There has been no change in funding policy from prior years, and in 2000, a contribution of $18,689,000 was made to the Regular Plan.

Assets of the Regular Plan are held by an independent trustee. Assets held are primarily in fixed maturity and equity investments. The principal liability is for annuity benefit payments of current and future retirees. Assets of the Restoration Plan are considered corporate assets of FGI and are held in a grantor trust.

Information regarding the Regular Plan's and the Restoration Plan's funded status is not developed separately for FGI, its subsidiaries, including the Company, and the P&C Group. The funded status of both plans as of December 1 (the latest date for which information is available) is as follows (in thousands):

                                                                    2000                 1999
                                                                 -----------          -----------
Change in benefit obligation:
      Net benefit obligation at beginning of the year            $   803,894          $   853,174
      Service cost                                                    27,262               29,395
      Interest cost                                                   65,023               58,469
      Plan amendments                                                                       7,903
      Actuarial losses (gains)                                        51,563             (111,100)
      Benefits paid                                                  (43,185)             (33,948)
                                                                 -----------          -----------

                                                                 $   904,557          $   803,893
                                                                 ===========          ===========

Change in plan assets:
      Fair value of plan assets at beginning of the year         $ 1,015,928          $   924,301
      Actual return on plan assets                                    21,594              124,380
      Employer contributions                                          18,689
      Benefits paid                                                  (41,912)             (32,753)
                                                                 -----------          -----------

Fair value of plan assets at end of the year                     $ 1,014,299          $ 1,015,928
                                                                 ===========          ===========

Funded status at end of the year                                 $   109,743          $   212,034
Unrecognized net actuarial gain                                     (147,236)            (287,586)
Unrecognized prior service cost                                       31,854               35,859
Unrecognized net transition asset                                    (16,834)             (21,510)
                                                                 -----------          -----------

Net amount recognized at end of the year                         $   (22,473)         $   (61,203)
                                                                 ===========          ===========


Upon B.A.T's purchase of FGI and its subsidiaries in 1988, FGI allocated part of the purchase price to its portion of the Regular Plan assets in excess of the projected benefit obligation at the date of acquisition. The asset is being amortized for the difference between FGI's net pension cost and amounts contributed to the plan. The unamortized balance as of December 31, 2000 and 1999, was $13,258,000 and $16,940,000, respectively.

Components of net periodic pension expense for FGI and its subsidiaries are as follows (in thousands):

                                                2000              1999              1998
                                              --------          --------          --------
Service costs                                 $ 14,064          $ 15,126          $ 13,240
Interest costs                                  38,035            34,525            27,810
Return on plan assets                          (53,947)          (49,000)          (35,817)
Amortization of:
      Transition obligation                        987               955             1,365
      Prior service cost                         2,597             2,207             1,986
      Actuarial gain                            (9,561)           (2,445)           (2,447)
                                              --------          --------          --------

Net periodic pension expense (credit)         $ (7,825)         $  1,368          $  6,137
                                              ========          ========          ========

The Company's share of pension expense (credit) was $(1,188,000), $192,000, and $452,000 in 2000, 1999, and 1998, respectively.

FGI uses the projected unit credit cost actuarial method for attribution of expense for financial reporting purposes. The interest cost and the actuarial present value of benefit obligations were computed using a weighted average interest rate of 7.75%, 8.00%, and 6.75% in 2000, 1999, and 1998, respectively; while the expected return on plan assets was computed using a weighted average interest rate of 9.50%, 9.25%, and 9.25% in 2000, 1999, and 1998, respectively. The weighted average rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation was 4.70%, 5.00%, and 4.50% in 2000, 1999, and 1998, respectively.

FGI and its subsidiaries' postretirement benefits plan is a contributory defined benefit plan for employees who were retired or who were eligible for early retirement on January 1, 1995, and is a contributory defined dollar plan for all other employees retiring after January 1, 1995. Health benefits are provided for all employees who participated in the Company's group medical benefits plan for 10 years prior to retirement at age 55 or later. A life insurance benefit of $5,000 is provided at no cost to retirees who maintained group life insurance coverage for 10 years prior to retirement at age 55 or later.

There are no assets separated and allocated to this plan.

The funded status of the entire plan, which includes FGI, its subsidiaries, and the P&C Group, at December 1 (the latest date for which information is available) was as follows (in thousands):

                                                                2000                1999
                                                              ---------          ---------
Change in benefit obligation:
      Net benefit obligation at beginning of the year         $  79,501          $  80,367
      Service cost                                                1,427              1,537
      Interest cost                                               6,280              5,374
      Plan participations' contributions                          1,729              1,575
      Actuarial loss (gain)                                      34,131             (5,892)
      Benefits paid                                              (5,173)            (3,460)
                                                              ---------          ---------

Fair value of plan assets at end of the year                  $ 117,895          $  79,501
                                                              =========          =========


Funded status at end of the year                              $(117,895)         $ (79,501)
Unrecognized net actuarial gain                                  20,659            (14,070)
Unrecognized net transition obligation                           15,732             17,044
                                                              ---------          ---------

Accrued postretirement benefit cost                           $ (81,504)         $ (76,527)
                                                              =========          =========

FGI and its subsidiaries' share of the accrued postretirement benefit cost was approximately $57,758,000 and $55,578,000 in 2000 and 1999, respectively. The unrecognized net transition obligation of $15,732,000 and $17,044,000 in 2000 and 1999, respectively, represents the remaining transition obligation of the P&C Group.

Components of postretirement benefits expense for FGI and its subsidiaries are as follows (in thousands):


                                        2000             1999             1998
                                       -------          -------          -------
Service costs                          $   736          $   696          $   636
Interest costs                           3,786            3,263            2,527
Amortization of actuarial gain            (361)              (9)            (435)
                                       -------          -------          -------

Net periodic expense                   $ 4,161          $ 3,950          $ 2,728
                                       =======          =======          =======


The Company's share of this amount was approximately $245,000, $229,000, and $205,000 in 2000, 1999, and 1998, respectively.

The weighted average interest rate used in the above benefit computations was 7.75%, 8.00%, and 6.75% in 2000, 1999, and 1998, respectively. Beginning in
1998, the initial medical inflation rate was 6.50% to be graded over a one-year period to 6.00% and level thereafter, and contribution levels from retirees were the same as applicable medical cost increases where defined benefits exist. The weighted average rate of increase in future compensation levels used in determining the actuarial present value of the accumulated benefit obligation was 4.70%, 5.00%, and 4.50% in 2000, 1999, and 1998, respectively.

A 1% increase or decrease in the medical inflation rate assumption would have resulted in the following (in thousands):

                                                                               1%              1%
                                                                            increase        decrease
                                                                            --------        --------
Effect on 2000 service and interest components of net periodic cost         $   161         $  (147)
Effect on accumulated postretirement benefit obligation
      at December 31, 2000                                                    2,279          (2,219)

NOTE 12: EMPLOYEES' PROFIT SHARING PLANS

FGI and its subsidiaries have two profit sharing plans providing for cash payments to all eligible employees. The two plans, Cash Profit Sharing Plan (consisting of Cash and Quest for Gold Program in 2000 and 1999) and Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 16.25% of FGI and its subsidiaries' consolidated annual pretax earnings, as adjusted. The Deferred Profit Sharing Plan, limited to 10% of pretax earnings, as adjusted, or 15% of the salary or wage paid or accrued to the eligible employee, provides for an annual contribution by FGI and its subsidiaries to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan and Quest for Gold Program provide for annual cash distributions to eligible employees. The Cash Profit Sharing Plan is limited to 5% of pretax earnings, as adjusted, or 5% of eligible employees' salaries or wages paid or accrued. The Quest for Gold Program is limited to 1.25% of pretax earnings, as adjusted, or 6% of eligible employees' salaries or wages paid or accrued.

The Company's share of expense under these plans was $4,194,000, $4,120,000, and $4,069,000 in 2000, 1999, and 1998, respectively.

NOTE 13: EQUITY-INDEXED ANNUITIES

During 1997, the Company began selling an equity-indexed annuity product. At the end of its seven-year term, this product credits interest to the annuity participant at a rate based on a specified portion of the change in the value of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), subject to a guaranteed annual minimum return. In order to hedge the interest liability generated on the annuities as the index rises, the

Company purchases call options on the S&P 500 Index. The Company considers such call options to be held as a hedge. As of December 31, 2000 and 1999, the Company had call options with contract values of $94,535,000 and $65,229,000, respectively, and carrying values of $26,271,000 and $32,718,000, respectively.

Hedge accounting is used to account for the call options as the Company believes that the options reduce the risk associated with increases in the account value of the annuities that result from increases in the S&P 500 Index. The call options effectively hedge the annuity contracts since they are both purchased and sold with identical parameters. Periodically, the value of the assets (S&P 500 call options) are matched to the potential liability (annuity contracts) to ensure the hedge has remained effective. The annuities were written based on a seven-year investment term, absent early termination by participants. Therefore, the anticipated hedge transaction (i.e., payment of interest to the policyholder at the end of the investment term and maturity of the call option) for each annuity is generally expected to occur in seven years or less. For the years ended December 31, 2000 and 1999, the amount of unrealized hedging gains (losses) was $(3,425,000) and $13,197,000, respectively.

The call options are carried at estimated fair value. Unrealized gains and losses resulting from changes in the estimated fair value of the call options are recorded as an adjustment to the interest liability credited to policyholders. In addition, realized gains and losses from maturity or termination of the call options are offset against the interest credited to policyholders during the period incurred. Premiums paid on call options are amortized to net investment income over the term of the contracts. There were no early terminations by annuity participants that led to maturities or sales of the S&P 500 call options during 2000 or 1999.

The cash requirement of the call options consists of the initial premium paid to purchase the call options. Should a liability exist to the annuity participant at maturity of the annuity policy, the termination or maturity of the option contracts will generate positive cash flow to the Company. The appropriate amount of cash will then be remitted to the annuity participant based on the respective participation rate. The call options are generally expected to be held for a seven-year term, but can be terminated at any time.

There are certain risks associated with the call options, primarily with respect to significant movements in the United States stock market and counterparty nonperformance. The Company believes that the counterparties to its call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.

NOTE 14: PARTICIPATING POLICIES

Participating business, which consists of group business, comprised approximately 7.7% of total insurance in-force as of December 31, 2000 and 8.6% of the total insurance-in-force as of December 31, 1999. In addition, participating business represented 2.0%, of Farmers Life's premium income for years ended December 31, 2000 and 1999 and 2.1% for year-end December 31, 1998.

The amount of dividends paid on participating business is determined by the Farmers Life Board of Directors and is paid annually on the policyholder's anniversary date. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

NOTE 15: OPERATING SEGMENTS

The Company concentrates its activities in the individual life insurance and annuity markets. These activities are managed separately as each offers a unique set of product services. As a result, the Company comprises the following two reportable operating segments as defined in SFAS No. 131, Disclosures About Segments of an Enterprise and Related Information: the life insurance segment and the annuity segment.

The life insurance segment provides individual life insurance products, including universal life, variable universal life, term life, and whole life. The annuity segment provides flexible and single premium deferred annuities, single premium immediate annuities, variable annuities, and equity-indexed annuity products.

The basis of accounting used by the Company's management in evaluating segment performance and determining how resources should be allocated is referred to as the Company's GAAP historical basis, which excludes the effects of the purchase accounting (PGAAP) adjustments related to the acquisition of FGI and the Company by B.A.T in December 1988 (Note 1).

The Company accounts for intersegment transactions as if they were to third parties and, as such, records the transactions at current market prices. There were no intersegment revenues among the Company's two reportable operating segments for the years 2000, 1999, and 1998.

The Company operates throughout the U.S. and does not earn revenues or hold assets in any foreign countries.

Information regarding the Company's reportable operating segments follows (in thousands):

                                                            Year ended December 31, 2000

                                          GAAP historical basis                     PGAAP adjustments                       Total
                              ------------------------------------------        ---------------------------------           PGAAP
                                 Life         Annuities         Total            Life      Annuities      Total             basis
                              ----------     -----------     -----------        -------    ---------    ---------        ----------
Revenues                      $  689,749     $   116,218     $   805,967(a)     $  (600)    $  (318)    $    (918)       $  805,049
Investment income                218,982         115,858         334,840           (172)        (92)         (264)          334,576
Investment expenses               (7,804)         (4,129)        (11,933)          (428)       (226)         (654)          (12,587)
Net realized gains                39,856                          39,856                                                     39,856
Income before provision
      for taxes                  243,804          24,979         268,783         (7,966)       (811)       (8,777)          260,006
Provision for income taxes        85,366           8,746          94,112         (3,377)       (344)       (3,721)           90,391
Assets                         4,043,308       2,000,500       6,043,808         93,998      46,507       140,505(b)      6,184,313
Capital expenditures               7,174                           7,174                                                      7,174
Depreciation and
      amortization                95,861           8,553         104,414(c)       5,155         448         5,603(d)        110,017


(a) Revenues for the operating segments include net investment income and net realized gains (losses).
(b) Amount includes PGAAP adjustments related to the DAC ($169,100,000 decrease) and VOBA ($300,100,000 increase) assets.
(c) Amount includes the historical basis amortization associated with the DAC asset.
(d) Amount includes PGAAP adjustments associated with the VOBA asset and reversal of amortization associated with the pre-1998 DAC assets.


                                                                Year ended December 31, 1999

                                         GAAP historical basis                          PGAAP adjustments                  Total
                              -------------------------------------------        ---------------------------------         PGAAP
                                 Life          Annuities         Total            Life       Annuities     Total           basis
                              -----------     -----------     -----------        --------    ---------    --------       ----------
Revenues                      $   635,419     $   118,044     $   753,463(a)     $   (921)    $  (351)    $ (1,272)      $  752,191
Investment income                 202,258         118,502         320,760            (598)       (351)        (949)         319,811
Investment expenses                (7,653)         (4,484)        (12,137)                                                  (12,137)
Net realized gains                 24,482                          24,482            (323)                    (323)          24,159
Income before provision
      for taxes                   246,963          26,326         273,289         (26,301)     (2,804)     (29,105)         244,184
Provision for income taxes         87,421           9,319          96,740          (9,724)     (1,037)     (10,761)          85,979
Assets                          3,646,654       1,870,221       5,516,875          98,675      50,607      149,282(b)     5,666,157
Capital expenditures                2,508                           2,508                                                     2,508
Depreciation and
      amortization                 69,727           7,924          77,651(c)       24,727       2,809       27,536(d)       105,187

(a) Revenues for the operating segments include net investment income and net realized gains (losses).
(b) Amount includes PGAAP adjustments related to the DAC ($190,100,000 decrease) and VOBA ($328,700,000 increase) assets.
(c) Amount includes the historical basis amortization associated with the DAC asset.
(d) Amount includes PGAAP adjustments totalling $21,300,000 related to the amortization of the DAC and VOBA assets.

                          Year ended December 31, 1998

                                         GAAP historical basis                           PGAAP adjustments                  Total
                              -------------------------------------------        ---------------------------------          PGAAP
                                 Life          Annuities         Total             Life      Annuities     Total            basis
                              -----------     -----------     -----------        --------    ---------    --------       ----------
Revenues                      $   544,390     $   116,029     $   660,419(a)     $    171     $    36     $    207       $  660,626
Investment income                 190,197         117,024         307,221             128          79          207          307,428
Investment expenses                (8,457)         (5,201)        (13,658)                                                  (13,658)
Net realized losses               (13,473)                        (13,473)                                                  (13,473)
Income before provision
      for taxes                   173,576          26,033         199,609           1,895         284        2,179          201,788
Provision for income taxes         61,803           9,269          71,072              99          15          114           71,186
Assets                          3,593,311       1,844,266       5,437,577         118,310      60,454      178,764(b)     5,616,341
Capital expenditures                  572                             572                                                       572
Depreciation and
      amortization                 88,146           8,572          96,718(c)       (1,129)       (151)      (1,280)(d)       95,438

(a) Revenues for the insurance operating segments include net investment income and net realized gains (losses).

(b) Amount includes PGAAP adjustments related to the DAC ($168,300,000 decrease) and VOBA ($334,400,000 increase) assets.

(c) Amount includes the historical basis amortization associated with the DAC asset.

(d) Amount includes PGAAP adjustments related to the amortization of the DAC ($26,200,000 decrease) and VOBA ($23,900,000 increase) assets.